UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2018

A balanced approach
to building and
preserving wealth
through retirement

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with American Funds or through your financial intermediary.

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2018 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2019 (unaudited).

	Cumulative total returns	Average annual total returns
Class A shares	1 year	5 years	10 years	Lifetime*	Expense ratio

American Funds 2060 Target Date Retirement Fund®	4.52%	—	—	7.49%	0.76%
American Funds 2055 Target Date Retirement Fund®	4.59	8.70%	—	10.23	0.74
American Funds 2050 Target Date Retirement Fund®	4.58	8.69	9.13	6.54	0.74
American Funds 2045 Target Date Retirement Fund®	4.38	8.63	9.10	6.51	0.72
American Funds 2040 Target Date Retirement Fund®	3.97	8.45	9.02	6.44	0.73
American Funds 2035 Target Date Retirement Fund®	3.37	8.13	8.82	6.28	0.72
American Funds 2030 Target Date Retirement Fund®	1.65	7.34	8.43	5.94	0.72
American Funds 2025 Target Date Retirement Fund®	0.13	6.26	7.64	5.31	0.70
American Funds 2020 Target Date Retirement Fund®	-1.26	5.35	6.70	4.62	0.68
American Funds 2015 Target Date Retirement Fund®	-2.29	4.63	6.10	4.29	0.66
American Funds 2010 Target Date Retirement Fund®	-2.78	4.19	5.73	4.00	0.67

*	Since February 1, 2007, for all funds except 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
7	Investment approach for American Funds Target Date Retirement Series
8	Investment portfolios
26	Financial statements
98	Board of trustees and other officers

Fellow investors:

It is our pleasure to present this report for American Funds Target Date Retirement Series’ for the fiscal year ended October 31, 2018. Nine of the 11 funds rose in value, with returns ranging from 1.06% (2050 Fund and 2060 Fund) to -0.28% (2010 Fund). Among the series’ 11 funds, seven outpaced their benchmark Standard & Poor’s Target Date Through Indexes, while all exceeded their respective Lipper peer group measures (as shown in the table on page 3). We continue to maintain a long-term perspective regarding the series’ results — balancing investors’ need to build wealth with the need to preserve it near and during retirement. Although comparisons with indexes can provide insights, we believe a comparison of absolute returns should be accompanied by an analysis of risk to fully assess whether a target date series is meeting its objectives.

How the series works

The series was created by the American Funds Portfolio Oversight Committee (“the Committee”), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series. The mix of funds focuses on growth while retirement is at a distance and becomes more income-oriented approaching and through retirement. This gradual shift over the course of time, referred to as the “glide path,” is illustrated on page 7. The broadly diversified nature of the funds has helped them weather challenging market environments.

The economy

During the series’ fiscal year, the U.S. economy saw strong growth, with the nation’s gross domestic product rising 4.2% in the second quarter of 2018 and 3.5% in the third quarter. The U.S. unemployment rate fell to 3.7% in September, a multi-decade low. Productivity has increased in recent months after lagging other indicators.

Overseas, global economies are likewise growing, though Europe and China struggled over the past year. Individual economies — Venezuela, Turkey and Argentina most notably — have seen considerable difficulty due to domestic issues, while the United Kingdom’s markets and economy are grappling with uncertainty over that nation’s pending departure from the European Union.

Overall, the global economy remains on sound footing, continuing a period of growth which began at the start of the decade. While there are areas of concern — both domestic and global — none of these have yet proven to have the capacity to impede the larger trend, except in limited circumstances.

The stock market

For much of the fiscal year, U.S. equities continued their nine-year rally, but volatility increased dramatically over the historically low levels seen in 2017. These market movements may have alarmed some investors, but in our view they represent a return to normal volatility at this stage of the market cycle. For the series’ fiscal year, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 7.35%,

American Funds Target Date Retirement Series	1

with gains for the year impacted by a downturn in late October.

Much of the volatility can be attributed to investor sentiment, as corporate balance sheets generally remain robust. A nascent trade war between the U.S. and China — representative of a new phase in a long-term rivalry between the two nations — along with domestic political issues have certainly contributed to worsening sentiment. It remains to be seen whether those issues and others, most notably the results of the U.S. midterm elections, will weigh on equities going forward.

Overseas, continued worries over trade, Brexit and a general retreat in favor of U.S. equities hurt markets. For the 12 months, the MSCI ACWI (All Country World Index) ex USA, a measure of market results in more than 40 developed and emerging markets countries, lost 8.24%. The MSCI Emerging Markets Index, which measures the index results of more than 20 emerging market countries, declined 12.52%.

The bond market

After a prolonged period during which bond yields maintained historically low levels, the series’ fiscal year finally saw a sustained increase in yields. It appears — barring any economic difficulties — that the U.S. Federal Reserve will continue raising rates, thus putting a floor on yields. The Bloomberg Barclays U.S. Aggregate Index, a broad measure of the investment-grade (rated BBB/Baa and above) bond market, dropped 2.05%, while the benchmark 10-year U.S. Treasury note yielded 3.15% as of October 31, 2018.

Pension funds and corporations alike have benefited from low interest rates for much of this decade, and have taken the opportunity to reduce risk, which should serve them in good stead as the market cycle continues. Likewise, the banking sector has not taken on the kind of risk that led to the 2008 crisis, which should help banks weather future downturns with less difficulty.

Results for the series

Since target date funds are composed of a combination of individual American Funds, their results reflect those of the underlying funds. During the fiscal year, more defensive dividend-paying sectors (such as consumer staples) generally lagged more growth-oriented or cyclical sectors, such as information technology. Weakness among dividend payers weighed on the results of equity-income and growth-and-income funds, which are used more heavily in vintages near and during retirement. They did, however, provide greater resiliency in October, when equity markets declined. Meanwhile, international and global equity strategies lagged their U.S. counterparts, reflecting the continuing strength of the U.S. equity market relative to the rest of the world.

Moving forward

Overall, the global economy and markets are in the late stages of the current economic cycle. That doesn’t mean that we should expect an equity bear market over the short term, but given the increased volatility seen in 2018, it remains a possibility. We anticipate the upcoming fiscal year to be one of transition, with interest rates likely rising and volatility perhaps more frequent.

The Series is designed to have a sensible overall asset mix for investors of different ages, with a goal of building wealth and helping to preserve wealth over the long run. The underlying Funds held in the series are chosen to evolve as one gets closer to retirement, moving from growth toward income. This design tends to temper the impact of down markets closer to or in retirement when the stakes are highest, however in significant down markets there will be some impact in all vintages. We will continue to monitor the fund allocations with an eye toward the long term.

As always, we thank you for your continued support, and we look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt
President

December 7, 2018

For current information about the series, visit americanfunds.com.

2	American Funds Target Date Retirement Series

Results at a glance

For periods ended October 31, 2018, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	1.06%	—	—	6.90%[1]
Standard & Poor’s Target Date Through 2060+ Index	0.87	—	—	6.43
Lipper Mixed-Asset Target 2055+ Funds Index	-0.07	—	—	5.88

American Funds 2055 Target Date Retirement Fund	1.02	7.61%	—	9.95	[2]
Standard & Poor’s Target Date Through 2055 Index	0.77	7.20	—	9.84
Lipper Mixed-Asset Target 2055+ Funds Index	-0.07	6.74	—	9.31	[3]

American Funds 2050 Target Date Retirement Fund	1.06	7.62	11.05%	6.37
Standard & Poor’s Target Date Through 2050 Index	0.81	7.21	10.49	5.73
Lipper Mixed-Asset Target 2050 Funds Index	-0.14	6.15	10.17	4.68	[3]

American Funds 2045 Target Date Retirement Fund	0.92	7.56	11.01	6.34
Standard & Poor’s Target Date Through 2045 Index	0.74	7.13	10.39	5.65
Lipper Mixed-Asset Target 2045 Funds Index	-0.19	6.52	10.10	5.01	[3]

American Funds 2040 Target Date Retirement Fund	0.86	7.43	10.96	6.29
Standard & Poor’s Target Date Through 2040 Index	0.75	7.02	10.37	5.68
Lipper Mixed-Asset Target 2040 Funds Index	-0.19	6.18	9.78	4.71

American Funds 2035 Target Date Retirement Fund	0.71	7.21	10.80	6.16
Standard & Poor’s Target Date Through 2035 Index	0.66	6.78	10.12	5.58
Lipper Mixed-Asset Target 2035 Funds Index	-0.20	6.15	9.82	4.86	[3]

American Funds 2030 Target Date Retirement Fund	0.54	6.68	10.50	5.94
Standard & Poor’s Target Date Through 2030 Index	0.49	6.42	9.80	5.46
Lipper Mixed-Asset Target 2030 Funds Index	-0.23	5.56	9.15	4.55

American Funds 2025 Target Date Retirement Fund	0.25	5.82	9.76	5.39
Standard & Poor’s Target Date Through 2025 Index	0.36	5.98	9.33	5.23
Lipper Mixed-Asset Target 2025 Funds Index	-0.35	5.05	8.84	4.37	[3]

American Funds 2020 Target Date Retirement Fund	0.17	5.21	8.77	4.80
Standard & Poor’s Target Date Through 2020 Index	0.23	5.45	8.73	4.94
Lipper Mixed-Asset Target 2020 Funds Index	-0.52	4.35	7.94	4.31

American Funds 2015 Target Date Retirement Fund	-0.19	4.64	8.05	4.50
Standard & Poor’s Target Date Through 2015 Index	0.27	4.95	8.13	4.83
Lipper Mixed-Asset Target 2015 Funds Index	-0.42	4.11	7.38	4.00

American Funds 2010 Target Date Retirement Fund	-0.28	4.32	7.61	4.24
Standard & Poor’s Target Date Through 2010 Index	0.03	4.29	7.35	4.58
Lipper Mixed-Asset Target 2010 Funds Index	-0.54	3.69	6.72	3.97
Standard & Poor’s 500 Composite Index	7.35	11.34	13.24	7.76
MSCI All Country World Index (ACWI) ex USA	-8.24	1.63	6.92	1.75
Bloomberg Barclays U.S. Aggregate Index	-2.05	1.83	3.94	3.79

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. S&P 500 source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[2]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment

(for periods ended October 31, 2018, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current

2060 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	Lifetime (since 3/27/15)

Class A shares	–4.72%	5.15%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	Lifetime (since 2/1/10)

Class A shares	–4.80%	6.34%	9.21%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–4.78%	6.35%	10.39%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–4.91%	6.30%	10.35%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

See footnotes on page 6.

4	American Funds Target Date Retirement Series

and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2040 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–4.92%	6.17%	10.30%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–5.06%	5.95%	10.14%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–5.24%	5.43%	9.84%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–5.50%	4.57%	9.11%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–5.57%	3.97%	8.13%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–5.90%	3.41%	7.42%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns3 based on a $1,000 investment
(for the periods ended October 31, 2018)*

	1 year	5 years	10 years

Class A shares	–6.00%	3.09%	6.97%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[3]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 8 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2018. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Distinguishing points of our glide path

•	The funds in the series are managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Portfolio Oversight Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2018, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	7

American Funds 2060 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	1,671,373	$71,334
The Growth Fund of America, Class R-6	1,385,667	71,223
SMALLCAP World Fund, Inc., Class R-6	1,293,399	70,917
AMCAP Fund, Class R-6	2,189,813	70,753
The New Economy Fund, Class R-6	908,413	40,506
EuroPacific Growth Fund, Class R-6	840,305	40,495
New World Fund, Inc., Class R-6	679,423	40,439
		405,667

Growth-and-income funds 45%
The Investment Company of America, Class R-6	2,323,247	91,025
Washington Mutual Investors Fund, Class R-6	2,048,264	91,025
Fundamental Investors, Class R-6	1,328,975	80,894
American Mutual Fund, Class R-6	1,974,453	80,893
Capital World Growth and Income Fund, Class R-6	1,500,782	70,762
International Growth and Income Fund, Class R-6	1,324,009	40,356
		454,955

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	1,879,306	50,365
American Funds Global Balanced Fund, Class R-6	1,643,509	50,078
		100,443

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,945,575	52,082

Total investment securities 100% (cost: $1,015,719,000)		1,013,147
Other assets less liabilities 0%		(292)

Net assets 100%		$1,012,855

See notes to financial statements

8	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	6,097,769	$260,253
The Growth Fund of America, Class R-6	5,055,508	259,853
SMALLCAP World Fund, Inc., Class R-6	4,719,847	258,789
AMCAP Fund, Class R-6	7,989,126	258,129
New World Fund, Inc., Class R-6	2,485,729	147,950
The New Economy Fund, Class R-6	3,302,014	147,237
EuroPacific Growth Fund, Class R-6	3,054,099	147,177
		1,479,388

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	7,520,800	334,225
The Investment Company of America, Class R-6	8,464,770	331,650
American Mutual Fund, Class R-6	7,294,455	298,854
Fundamental Investors, Class R-6	4,847,350	295,058
Capital World Growth and Income Fund, Class R-6	5,459,751	257,427
International Growth and Income Fund, Class R-6	4,805,718	146,478
		1,663,692

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	6,994,520	187,453
American Funds Global Balanced Fund, Class R-6	6,105,141	186,024
		373,477

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	14,770,773	194,974

Total investment securities 100% (cost: $3,577,764,000)		3,711,531
Other assets less liabilities 0%		(1,149)

Net assets 100%		$3,710,382

See notes to financial statements

American Funds Target Date Retirement Series	9

American Funds 2050 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	12,032,863	$513,562
The Growth Fund of America, Class R-6	9,973,588	512,642
SMALLCAP World Fund, Inc., Class R-6	9,311,603	510,555
AMCAP Fund, Class R-6	15,762,352	509,282
New World Fund, Inc., Class R-6	4,908,958	292,181
EuroPacific Growth Fund, Class R-6	6,028,052	290,492
The New Economy Fund, Class R-6	6,508,379	290,209
		2,918,923

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	14,863,105	660,516
The Investment Company of America, Class R-6	16,708,830	654,652
American Mutual Fund, Class R-6	14,404,090	590,136
Fundamental Investors, Class R-6	9,576,022	582,892
Capital World Growth and Income Fund, Class R-6	10,773,191	507,956
International Growth and Income Fund, Class R-6	9,469,444	288,629
		3,284,781

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	13,864,359	371,565
American Funds Global Balanced Fund, Class R-6	12,133,483	369,707
		741,272

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	29,450,229	388,743

Total investment securities 100% (cost: $6,862,344,000)		7,333,719
Other assets less liabilities 0%		(2,135)

Net assets 100%		$7,331,584

See notes to financial statements

10	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	14,576,438	$622,122
The Growth Fund of America, Class R-6	12,084,560	621,146
SMALLCAP World Fund, Inc., Class R-6	11,288,379	618,942
AMCAP Fund, Class R-6	19,097,747	617,048
New World Fund, Inc., Class R-6	5,956,078	354,506
EuroPacific Growth Fund, Class R-6	7,313,884	352,456
The New Economy Fund, Class R-6	7,876,082	351,195
		3,537,415

Growth-and-income funds 41%
Washington Mutual Investors Fund, Class R-6	16,525,171	734,379
The Investment Company of America, Class R-6	18,359,887	719,340
American Mutual Fund, Class R-6	15,837,338	648,856
Fundamental Investors, Class R-6	10,424,201	634,521
Capital World Growth and Income Fund, Class R-6	11,497,257	542,096
International Growth and Income Fund, Class R-6	11,452,926	349,085
		3,628,277

Equity-income and Balanced funds 14%
American Balanced Fund, Class R-6	19,480,004	522,064
American Funds Global Balanced Fund, Class R-6	14,691,008	447,635
Capital Income Builder, Class R-6	2,475,020	143,601
The Income Fund of America, Class R-6	6,421,669	143,267
		1,256,567

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	35,346,449	466,573

Total investment securities 100% (cost: $8,328,840,000)		8,888,832
Other assets less liabilities 0%		(2,632)

Net assets 100%		$8,886,200

See notes to financial statements

American Funds Target Date Retirement Series	11

American Funds 2040 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	20,339,504	$868,090
The Growth Fund of America, Class R-6	16,879,728	867,618
SMALLCAP World Fund, Inc., Class R-6	15,776,286	865,014
AMCAP Fund, Class R-6	26,677,183	861,940
New World Fund, Inc., Class R-6	8,311,815	494,719
EuroPacific Growth Fund, Class R-6	10,208,934	491,968
The New Economy Fund, Class R-6	10,950,882	488,300
		4,937,649

Growth-and-income funds 36%
Washington Mutual Investors Fund, Class R-6	22,527,686	1,001,130
The Investment Company of America, Class R-6	22,660,641	887,844
American Mutual Fund, Class R-6	19,192,917	786,334
Fundamental Investors, Class R-6	12,584,626	766,026
Capital World Growth and Income Fund, Class R-6	13,497,413	636,403
International Growth and Income Fund, Class R-6	12,928,540	394,062
		4,471,799

Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	28,267,463	757,568
American Funds Global Balanced Fund, Class R-6	23,923,975	728,963
Capital Income Builder, Class R-6	7,848,153	455,350
The Income Fund of America, Class R-6	20,362,254	454,282
		2,396,163

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	49,455,418	652,812

Total investment securities 100% (cost: $11,524,225,000)		12,458,423
Other assets less liabilities 0%		(3,515)

Net assets 100%		$12,454,908

12	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at (000)
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	35,324,327	14,637,520	506,429	49,455,418	$(242)	$(23,494)	$12,022	$652,812

See notes to financial statements

American Funds Target Date Retirement Series	13

American Funds 2035 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 35%	Shares	Value (000)
New Perspective Fund, Class R-6	23,510,405	$1,003,424
The Growth Fund of America, Class R-6	17,232,925	885,772
SMALLCAP World Fund, Inc., Class R-6	16,091,750	882,311
AMCAP Fund, Class R-6	27,233,995	879,930
EuroPacific Growth Fund, Class R-6	11,765,832	566,996
New World Fund, Inc., Class R-6	7,649,879	455,321
The New Economy Fund, Class R-6	10,070,778	449,056
		5,122,810

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	25,858,564	1,149,154
The Investment Company of America, Class R-6	25,237,056	988,788
American Mutual Fund, Class R-6	21,164,483	867,109
Fundamental Investors, Class R-6	13,983,360	851,167
Capital World Growth and Income Fund, Class R-6	14,913,893	703,190
International Growth and Income Fund, Class R-6	13,823,187	421,331
		4,980,739

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	32,585,206	873,283
American Funds Global Balanced Fund, Class R-6	28,517,153	868,918
Capital Income Builder, Class R-6	10,068,028	584,147
The Income Fund of America, Class R-6	26,122,333	582,789
		2,909,137

Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	84,643,213	1,117,291
American Funds Inflation Linked Bond Fund, Class R-6	25,396,258	242,026
		1,359,317

Total investment securities 100% (cost: $13,421,243,000)		14,372,003
Other assets less liabilities 0%		(4,227)

Net assets 100%		$14,367,776

14	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	19,968,901	8,595,253	47,001	28,517,153	$(70)	$(58,574)	$19,779	$868,918
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	53,468,655	32,264,344	1,089,786	84,643,213	(138)	(38,244)	19,589	1,117,291
American Funds Inflation Linked Bond Fund, Class R-6	13,159,724	12,236,534	—	25,396,258	—	(5,608)	2,067	242,026
								1,359,317
Total 16%					$(208)	$(102,426)	$41,435	$2,228,235

See notes to financial statements

American Funds Target Date Retirement Series	15

American Funds 2030 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 23%	Shares	Value (000)
New Perspective Fund, Class R-6	22,582,069	$963,803
The Growth Fund of America, Class R-6	15,136,150	777,998
AMCAP Fund, Class R-6	23,989,406	775,098
SMALLCAP World Fund, Inc., Class R-6	11,455,673	628,114
EuroPacific Growth Fund, Class R-6	11,513,836	554,852
New World Fund, Inc., Class R-6	4,260,500	253,585
The New Economy Fund, Class R-6	4,743,813	211,526
		4,164,976

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	33,017,939	1,467,317
The Investment Company of America, Class R-6	32,391,571	1,269,102
American Mutual Fund, Class R-6	26,701,849	1,093,975
Fundamental Investors, Class R-6	17,972,248	1,093,970
Capital World Growth and Income Fund, Class R-6	19,162,308	903,503
International Growth and Income Fund, Class R-6	17,774,250	541,759
		6,369,626

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	40,964,106	1,097,838
American Funds Global Balanced Fund, Class R-6	35,790,894	1,090,549
The Income Fund of America, Class R-6	32,863,924	733,194
Capital Income Builder, Class R-6	12,629,502	732,764
		3,654,345

Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	104,505,582	1,379,474
American Funds Mortgage Fund, Class R-6	77,834,066	755,769
Capital World Bond Fund, Class R-6	39,600,883	750,041
American Funds Inflation Linked Bond Fund, Class R-6	70,990,951	676,544
Intermediate Bond Fund of America, Class R-6	46,175,687	603,054
		4,164,882

Total investment securities 100% (cost: $17,187,440,000)		18,353,829
Other assets less liabilities 0%		(5,296)

Net assets 100%		$18,348,533

16	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	26,147,722	9,643,172	—	35,790,894	$—	$(73,426)	$25,123	$1,090,549
Fixed income funds 19%
U.S. Government Securities Fund, Class R-6	76,462,850	28,373,923	331,191	104,505,582	(85)	(50,683)	25,627	1,379,474
American Funds Mortgage Fund, Class R-6	41,771,299	36,062,767	—	77,834,066	—	(23,395)	12,214	755,769
Capital World Bond Fund, Class R-6	21,277,317	18,323,566	—	39,600,883	—	(29,473)	8,487	750,041
American Funds Inflation Linked Bond Fund, Class R-6	45,913,975	25,076,976	—	70,990,951	—	(17,302)	7,083	676,544
								3,561,828
Total 25%					$(85)	$(194,279)	$78,534	$4,652,377

See notes to financial statements

American Funds Target Date Retirement Series	17

American Funds 2025 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 15%	Shares	Value (000)
New Perspective Fund, Class R-6	19,084,847	$814,541
AMCAP Fund, Class R-6	19,674,974	635,699
The Growth Fund of America, Class R-6	9,854,381	506,515
EuroPacific Growth Fund, Class R-6	9,719,387	468,377
SMALLCAP World Fund, Inc., Class R-6	3,289,971	180,389
New World Fund, Inc., Class R-6	1,060,899	63,145
		2,668,666

Growth-and-income funds 31%
Washington Mutual Investors Fund, Class R-6	24,530,612	1,090,140
The Investment Company of America, Class R-6	26,735,900	1,047,513
American Mutual Fund, Class R-6	24,785,619	1,015,467
Fundamental Investors, Class R-6	14,503,496	882,828
Capital World Growth and Income Fund, Class R-6	17,843,935	841,341
International Growth and Income Fund, Class R-6	11,996,842	365,664
		5,242,953

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	37,974,579	1,017,719
American Funds Global Balanced Fund, Class R-6	33,279,911	1,014,039
Capital Income Builder, Class R-6	11,707,280	679,256
The Income Fund of America, Class R-6	30,382,884	677,842
		3,388,856

Fixed income funds 34%
Intermediate Bond Fund of America, Class R-6	107,777,414	1,407,573
U.S. Government Securities Fund, Class R-6	83,314,286	1,099,749
American Funds Mortgage Fund, Class R-6	90,681,606	880,518
Capital World Bond Fund, Class R-6	46,148,993	874,062
American Funds Inflation Linked Bond Fund, Class R-6	88,121,124	839,794
The Bond Fund of America, Class R-6	56,736,795	701,267
		5,802,963

Total investment securities 100% (cost: $16,286,920,000)		17,103,438
Other assets less liabilities 0%		(5,058)

Net assets 100%		$17,098,380

18	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	24,185,535	9,094,376	—	33,279,911	$—	$(67,745)	$23,438	$1,014,039
Fixed income funds 30%
Intermediate Bond Fund of America, Class R-6	68,417,890	40,222,913	863,389	107,777,414	(160)	(29,544)	23,070	1,407,573
U.S. Government Securities Fund, Class R-6	61,031,241	22,536,658	253,613	83,314,286	(42)	(41,027)	20,619	1,099,749
American Funds Mortgage Fund, Class R-6	64,719,673	25,961,933	—	90,681,606	—	(32,343)	16,277	880,518
Capital World Bond Fund, Class R-6	32,971,414	13,198,927	21,348	46,148,993	1	(33,441)	9,876	874,062
American Funds Inflation Linked Bond Fund, Class R-6	61,283,535	26,837,589	—	88,121,124	—	(22,536)	9,544	839,794
								5,101,696
Total 36%					$(201)	$(226,636)	$102,824	$6,115,735

See notes to financial statements

American Funds Target Date Retirement Series	19

American Funds 2020 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 7%	Shares	Value (000)
New Perspective Fund, Class R-6	8,274,067	$353,137
AMCAP Fund, Class R-6	9,980,031	322,455
The Growth Fund of America, Class R-6	3,822,608	196,482
EuroPacific Growth Fund, Class R-6	2,029,339	97,794
		969,868

Growth-and-income funds 25%
American Mutual Fund, Class R-6	19,641,252	804,702
Washington Mutual Investors Fund, Class R-6	15,796,066	701,977
The Investment Company of America, Class R-6	17,520,115	686,438
Fundamental Investors, Class R-6	9,048,109	550,758
Capital World Growth and Income Fund, Class R-6	11,266,356	531,209
International Growth and Income Fund, Class R-6	5,028,286	153,262
		3,428,346

Equity-income and Balanced funds 24%
The Income Fund of America, Class R-6	46,503,239	1,037,487
Capital Income Builder, Class R-6	17,858,925	1,036,175
American Balanced Fund, Class R-6	22,545,029	604,207
American Funds Global Balanced Fund, Class R-6	16,173,307	492,801
		3,170,670

Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	93,805,858	1,225,105
The Bond Fund of America, Class R-6	81,738,984	1,010,294
American Funds Inflation Linked Bond Fund, Class R-6	94,398,580	899,618
American Funds Mortgage Fund, Class R-6	81,739,786	793,693
U.S. Government Securities Fund, Class R-6	54,159,627	714,907
Capital World Bond Fund, Class R-6	35,794,331	677,945
American High-Income Trust, Class R-6	53,302,728	536,225
		5,857,787

Total investment securities 100% (cost: $12,739,128,000)		13,426,671
Other assets less liabilities 0%		(3,814)

Net assets 100%		$13,422,857

20	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Fixed income funds 32%
Intermediate Bond Fund of America, Class R-6	77,107,169	18,952,496	2,253,807	93,805,858	$(566)	$(29,595)	$22,432	$1,225,105
American Funds Inflation Linked Bond Fund, Class R-6	72,326,068	22,386,202	313,690	94,398,580	(53)	(24,976)	10,852	899,618
American Funds Mortgage Fund, Class R-6	63,370,235	18,369,551	—	81,739,786	—	(29,998)	14,968	793,693
U.S. Government Securities Fund, Class R-6	44,987,397	9,693,109	520,879	54,159,627	(265)	(28,080)	14,026	714,907
Capital World Bond Fund, Class R-6	28,793,131	7,001,200	—	35,794,331	—	(25,361)	7,365	677,945
Total 32%					$(884)	$(138,010)	$69,643	$4,311,268

See notes to financial statements

American Funds Target Date Retirement Series	21

American Funds 2015 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth funds 1%	Shares	Value (000)
New Perspective Fund, Class R-6	469,573	$20,041
AMCAP Fund, Class R-6	610,849	19,737
The Growth Fund of America, Class R-6	211,676	10,880
		50,658

Growth-and-income funds 24%
American Mutual Fund, Class R-6	6,776,902	277,649
Washington Mutual Investors Fund, Class R-6	5,211,181	231,585
The Investment Company of America, Class R-6	5,867,205	229,877
Fundamental Investors, Class R-6	3,025,855	184,184
Capital World Growth and Income Fund, Class R-6	3,874,784	182,696
International Growth and Income Fund, Class R-6	1,452,590	44,275
		1,150,266

Equity-income and Balanced funds 29%
Capital Income Builder, Class R-6	9,072,193	526,369
The Income Fund of America, Class R-6	23,546,232	525,316
American Balanced Fund, Class R-6	5,632,543	150,952
American Funds Global Balanced Fund, Class R-6	4,496,405	137,006
		1,339,643

Fixed income funds 46%
Intermediate Bond Fund of America, Class R-6	32,596,818	425,714
The Bond Fund of America, Class R-6	30,659,104	378,947
American Funds Inflation Linked Bond Fund, Class R-6	34,846,747	332,089
American Funds Mortgage Fund, Class R-6	29,393,481	285,411
U.S. Government Securities Fund, Class R-6	18,078,999	238,643
American High-Income Trust, Class R-6	23,639,579	237,814
Capital World Bond Fund, Class R-6	12,545,195	237,606
		2,136,224

Total investment securities 100% (cost: $4,456,916,000)		4,676,791
Other assets less liabilities 0%		(1,456)

Net assets 100%		$4,675,335

22	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	30,753,020	6,583,937	2,490,210	34,846,747	$(310)	$(9,772)	$4,603	$332,089
American Funds Mortgage Fund, Class R-6	25,633,769	5,203,762	1,444,050	29,393,481	(102)	(11,563)	5,711	285,411
Total 13%					$(412)	$(21,335)	$10,314	$617,500

See notes to financial statements

American Funds Target Date Retirement Series	23

American Funds 2010 Target Date Retirement Fund

Investment portfolio October 31, 2018

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	3,649,679	$149,527
Washington Mutual Investors Fund, Class R-6	2,710,520	120,456
The Investment Company of America, Class R-6	3,033,951	118,870
Capital World Growth and Income Fund, Class R-6	2,397,287	113,032
Fundamental Investors, Class R-6	1,493,674	90,920
International Growth and Income Fund, Class R-6	215,432	6,566
		599,371

Equity-income and Balanced funds 30%
Capital Income Builder, Class R-6	6,003,091	348,300
The Income Fund of America, Class R-6	15,581,221	347,617
American Balanced Fund, Class R-6	3,237,463	86,764
American Funds Global Balanced Fund, Class R-6	2,838,734	86,496
		869,177

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	29,340,817	383,191
The Bond Fund of America, Class R-6	19,199,461	237,305
American Funds Inflation Linked Bond Fund, Class R-6	21,791,457	207,673
American Funds Mortgage Fund, Class R-6	18,444,818	179,099
American High-Income Trust, Class R-6	14,757,785	148,463
Capital World Bond Fund, Class R-6	7,812,012	147,960
Short-Term Bond Fund of America, Class R-6	12,223,827	119,549
U.S. Government Securities Fund, Class R-6	2,394,024	31,601
		1,454,841

Total investment securities 100% (cost: $2,857,374,000)		2,923,389
Other assets less liabilities 0%		(829)

Net assets 100%		$2,922,560

24	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Fixed income funds 0%
American Funds Inflation Linked Bond Fund, Class R-6[1]	19,180,079	3,482,858	871,480	21,791,457	$(116)	$(6,090)	$2,823	$—

[1]	Unaffiliated issuer at 10/31/2018.

See notes to financial statements

American Funds Target Date Retirement Series	25

Financial statements

Statements of assets and liabilities
at October 31, 2018

	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,013,147	$3,711,531	$7,333,719	$8,888,832
Affiliated issuers	—	—	—	—
Receivables for:
Sales of investments	—	—	—	834
Sales of fund’s shares	2,905	8,108	12,374	11,963
Dividends	89	333	663	799
Total assets	1,016,141	3,719,972	7,346,756	8,902,428

Liabilities:
Payables for:
Purchases of investments	1,785	2,935	4,366	799
Repurchases of fund’s shares	1,205	5,507	8,679	12,808
Services provided by related parties	295	1,141	2,108	2,599
Trustees’ deferred compensation	1	7	19	22
Total liabilities	3,286	9,590	15,172	16,228
Net assets at October 31, 2018	$1,012,855	$3,710,382	$7,331,584	$8,886,200

Net assets consist of:
Capital paid in on shares of beneficial interest	$987,609	$3,444,275	$6,580,835	$7,981,885
Total distributable earnings	25,246	266,107	750,749	904,315
Net assets at October 31, 2018	$1,012,855	$3,710,382	$7,331,584	$8,886,200

Investment securities, at cost:
Unaffiliated issuers	$1,015,719	$3,577,764	$6,862,344	$8,328,840
Affiliated issuers	—	—	—	—

See notes to financial statements

26	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$11,805,611	$12,143,768	$13,701,452	$10,987,703	$9,115,403	$4,059,291	$2,923,389
652,812	2,228,235	4,652,377	6,115,735	4,311,268	617,500	—
4,066	7,360	—	4,691	8,468	2,896	—
16,337	17,121	31,668	23,225	17,177	4,825	3,962
1,121	1,919	4,779	7,719	10,201	3,899	2,633
12,479,947	14,398,403	18,390,276	17,139,073	13,462,517	4,688,411	2,929,984

1,121	1,919	7,957	7,719	10,201	3,899	2,935
20,380	24,461	28,511	27,952	25,647	7,721	3,658
3,503	4,207	5,221	4,969	3,761	1,429	812
35	40	54	53	51	27	19
25,039	30,627	41,743	40,693	39,660	13,076	7,424
$12,454,908	$14,367,776	$18,348,533	$17,098,380	$13,422,857	$4,675,335	$2,922,560

$11,032,740	$12,875,287	$16,543,078	$15,752,663	$12,313,945	$4,306,955	$2,779,530
1,422,168	1,492,489	1,805,455	1,345,717	1,108,912	368,380	143,030
$12,454,908	$14,367,776	$18,348,533	$17,098,380	$13,422,857	$4,675,335	$2,922,560

$10,841,484	$11,125,564	$12,391,009	$9,986,012	$8,286,778	$3,826,548	$2,857,374
682,741	2,295,679	4,796,431	6,300,908	4,452,350	630,368	—

American Funds Target Date Retirement Series	27

Statements of assets and liabilities
at October 31, 2018

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$130,022	$430,716	$871,742	$997,980
	Shares outstanding	10,711	23,341	58,801	65,949
	Net asset value per share	$12.14	$18.45	$14.83	$15.13
Class C:	Net assets	$20,514	$42,580	$68,188	$73,859
	Shares outstanding	1,715	2,354	4,705	4,989
	Net asset value per share	$11.96	$18.09	$14.49	$14.80
Class T:	Net assets	$11	$11	$11	$11
	Shares outstanding	1	1	1	1
	Net asset value per share	$12.16	$18.47	$14.84	$15.15
Class F-1:	Net assets	$4,740	$17,953	$25,139	$29,625
	Shares outstanding	390	978	1,705	1,968
	Net asset value per share	$12.15	$18.36	$14.74	$15.05
Class F-2:	Net assets	$8,835	$14,556	$30,124	$31,875
	Shares outstanding	724	787	2,031	2,103
	Net asset value per share	$12.20	$18.48	$14.83	$15.16
Class F-3:	Net assets	$6,528	$4,664	$2,737	$1,794
	Shares outstanding	536	252	184	118
	Net asset value per share	$12.17	$18.51	$14.87	$15.17
Class R-1:	Net assets	$1,139	$3,596	$11,180	$11,457
	Shares outstanding	95	199	773	775
	Net asset value per share	$12.01	$18.03	$14.46	$14.78
Class R-2:	Net assets	$92,278	$305,907	$497,340	$665,280
	Shares outstanding	7,717	16,978	34,378	45,197
	Net asset value per share	$11.96	$18.02	$14.47	$14.72
Class R-2E:	Net assets	$13,736	$44,018	$94,259	$151,198
	Shares outstanding	1,141	2,422	6,467	10,165
	Net asset value per share	$12.04	$18.17	$14.58	$14.87
Class R-3:	Net assets	$90,819	$367,362	$727,330	$857,112
	Shares outstanding	7,527	20,142	49,691	57,410
	Net asset value per share	$12.07	$18.24	$14.64	$14.93
Class R-4:	Net assets	$104,539	$443,758	$842,222	$1,020,341
	Shares outstanding	8,615	24,100	56,976	67,607
	Net asset value per share	$12.13	$18.41	$14.78	$15.09
Class R-5E:	Net assets	$26,932	$131,281	$227,015	$301,027
	Shares outstanding	2,216	7,128	15,342	19,939
	Net asset value per share	$12.16	$18.42	$14.80	$15.10
Class R-5:	Net assets	$35,427	$192,702	$356,674	$416,466
	Shares outstanding	2,901	10,354	23,844	27,256
	Net asset value per share	$12.21	$18.61	$14.96	$15.28
Class R-6:	Net assets	$477,335	$1,711,278	$3,577,623	$4,328,175
	Shares outstanding	39,056	91,816	239,805	284,180
	Net asset value per share	$12.22	$18.64	$14.92	$15.23

See notes to financial statements

28	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,398,639	$1,638,356	$2,186,178	$2,315,408	$1,985,063	$934,750	$528,355
93,895	112,578	154,464	175,388	160,532	82,118	49,320
$14.90	$14.55	$14.15	$13.20	$12.37	$11.38	$10.71
$95,117	$117,762	$147,938	$156,594	$125,683	$45,151	$25,248
6,521	8,260	10,672	12,113	10,365	4,038	2,399
$14.59	$14.26	$13.86	$12.93	$12.13	$11.18	$10.53
$11	$11	$11	$11	$10	$10	$10
1	1	1	1	1	1	1
$14.92	$14.57	$14.17	$13.22	$12.38	$11.39	$10.72
$50,009	$65,773	$76,876	$54,456	$45,465	$13,235	$8,222
3,376	4,543	5,469	4,152	3,698	1,170	771
$14.82	$14.48	$14.06	$13.12	$12.29	$11.32	$10.66
$49,504	$75,400	$107,283	$113,812	$93,198	$37,570	$17,567
3,320	5,175	7,573	8,618	7,535	3,299	1,640
$14.91	$14.57	$14.17	$13.21	$12.37	$11.39	$10.71
$3,373	$10,225	$8,288	$11,322	$6,151	$4,356	$1,462
226	701	584	855	496	381	136
$14.94	$14.59	$14.19	$13.24	$12.40	$11.42	$10.74
$19,161	$17,159	$28,960	$25,210	$16,977	$9,682	$2,784
1,315	1,210	2,082	1,948	1,397	868	262
$14.57	$14.18	$13.91	$12.94	$12.15	$11.15	$10.63
$856,096	$1,051,167	$1,166,607	$1,096,095	$727,954	$274,380	$107,700
58,959	74,047	84,454	85,076	60,127	24,587	10,225
$14.52	$14.20	$13.81	$12.88	$12.11	$11.16	$10.53
$154,704	$213,400	$239,765	$300,096	$172,755	$84,165	$45,224
10,558	14,925	17,220	23,128	14,206	7,526	4,292
$14.65	$14.30	$13.92	$12.98	$12.16	$11.18	$10.54
$1,182,573	$1,415,889	$1,823,008	$1,692,391	$1,283,735	$483,109	$285,006
80,315	98,466	130,293	129,697	104,872	42,847	26,822
$14.72	$14.38	$13.99	$13.05	$12.24	$11.28	$10.63
$1,419,216	$1,608,443	$2,105,356	$1,968,062	$1,633,523	$453,104	$309,607
95,543	110,840	149,121	149,452	132,377	39,880	28,954
$14.85	$14.51	$14.12	$13.17	$12.34	$11.36	$10.69
$424,112	$540,315	$691,944	$704,697	$589,932	$200,218	$103,466
28,525	37,185	48,979	53,484	47,824	17,644	9,683
$14.87	$14.53	$14.13	$13.18	$12.34	$11.35	$10.69
$540,622	$589,896	$720,237	$655,964	$504,571	$140,015	$107,697
35,962	40,175	50,430	49,267	40,470	12,207	9,981
$15.03	$14.68	$14.28	$13.31	$12.47	$11.47	$10.79
$6,261,771	$7,023,980	$9,046,082	$8,004,262	$6,237,840	$1,995,590	$1,380,212
417,778	479,945	635,646	602,611	501,591	174,571	128,242
$14.99	$14.63	$14.23	$13.28	$12.44	$11.43	$10.76

American Funds Target Date Retirement Series	29

Statements of operations
for the year ended October 31, 2018

	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$11,426	$48,311	$99,256	$125,543
Affiliated issuers	—	—	—	—
	11,426	48,311	99,256	125,543

Fees and expenses*:
Distribution services	1,675	6,701	12,765	16,001
Transfer agent services	658	2,787	5,278	6,674
Reports to shareholders	13	53	109	135
Registration statement and prospectus	257	414	566	632
Trustees’ compensation	4	16	32	39
Auditing and legal	4	5	8	9
Custodian	12	12	12	12
Other	10	20	27	27
Total fees and expenses	2,633	10,008	18,797	23,529
Net investment income	8,793	38,303	80,459	102,014

Net realized gain and unrealized depreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(284)	(4)	(14)	(149)
Affiliated issuers	—	—	—	—
Capital gain distributions received	28,070	127,405	267,765	324,318
	27,786	127,401	267,751	324,169
Net unrealized depreciation on investments:
Unaffiliated issuers	(52,215)	(187,418)	(366,058)	(445,441)
Affiliated issuers	—	—	—	—
	(52,215)	(187,418)	(366,058)	(445,441)
Net realized gain and unrealized depreciation	(24,429)	(60,017)	(98,307)	(121,272)
Net decrease in net assets resulting from operations	$(15,636)	$(21,714)	$(17,848)	$(19,258)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

30	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$173,616	$179,130	$227,220	$199,445	$220,322	$106,704	$70,712
12,022	41,435	78,534	102,824	69,643	10,314	2,823
185,638	220,565	305,754	302,269	289,965	117,018	73,535

21,605	25,841	32,182	31,274	24,506	9,607	5,220
9,040	10,802	13,254	12,911	10,130	3,938	2,102
193	221	282	265	219	81	50
768	824	993	921	745	344	299
55	64	81	76	62	22	14
11	12	14	13	12	7	5
12	12	12	12	12	12	12
31	31	35	31	24	10	6
31,715	37,807	46,853	45,503	35,710	14,021	7,708
153,923	182,758	258,901	256,766	254,255	102,997	65,827

26	33	178	(355)	22,312	14,126	(68)
(242)	(208)	(85)	(201)	(884)	(412)	(116)
452,311	492,764	547,833	430,655	289,598	89,501	49,233
452,095	492,589	547,926	430,099	311,026	103,215	49,049

(600,887)	(604,335)	(639,378)	(508,930)	(433,473)	(194,656)	(117,757)
(23,494)	(102,426)	(194,279)	(226,636)	(138,010)	(21,335)	(6,090)
(624,381)	(706,761)	(833,657)	(735,566)	(571,483)	(215,991)	(123,847)
(172,286)	(214,172)	(285,731)	(305,467)	(260,457)	(112,776)	(74,798)
$(18,363)	$(31,414)	$(26,830)	$(48,701)	$(6,202)	$(9,779)	$(8,971)

American Funds Target Date Retirement Series	31

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$8,793	$2,973	$38,303	$20,832	$80,459	$49,218
Net realized gain	27,786	5,264	127,401	39,124	267,751	89,655
Net unrealized (depreciation) appreciation	(52,215)	48,174	(187,418)	287,938	(366,058)	650,367

Net (decrease) increase in net assets resulting from operations	(15,636)	56,411	(21,714)	347,894	(17,848)	789,240

Distributions paid to shareholders*	(9,100)		(58,563)		(135,509)
Dividends from net investment income		(1,647)		(10,381)		(27,504)
Distributions from net realized gain on investments		(2,021)		(30,812)		(79,968)
Total dividends and distributions paid to shareholders		(3,668)		(41,193)		(107,472)

Net capital share transactions	527,650	323,243	1,335,109	954,682	2,139,782	1,798,507

Total increase in net assets	502,914	375,986	1,254,832	1,261,383	1,986,425	2,480,275

Net assets:
Beginning of year	509,941	133,955	2,455,550	1,194,167	5,345,159	2,864,884
End of year	$1,012,855	$509,941	$3,710,382	$2,455,550	$7,331,584	$5,345,159

See notes to financial statements

32	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

$102,014	$61,592	$153,923	$100,200	$182,758	$114,099	$258,901	$164,651	$256,766	$160,278
324,169	108,450	452,095	158,325	492,589	171,416	547,926	219,283	430,099	186,988
(445,441)	790,781	(624,381)	1,183,593	(706,761)	1,260,359	(833,657)	1,433,753	(735,566)	1,056,739

(19,258)	960,823	(18,363)	1,442,118	(31,414)	1,545,874	(26,830)	1,817,687	(48,701)	1,404,005
(166,295)		(251,271)		(279,780)		(374,120)		(338,486)
	(35,144)		(59,107)		(68,324)		(100,461)		(103,265)
	(96,991)		(151,711)		(164,132)		(209,888)		(163,746)
	(132,135)		(210,818)		(232,456)		(310,349)		(267,011)

2,531,290	2,172,107	2,976,060	2,940,341	3,864,804	3,224,132 *	4,459,439	4,225,613	4,364,834	3,792,425
2,345,737	3,000,795	2,706,426	4,171,641	3,553,610	4,537,550	4,058,489	5,732,951	3,977,647	4,929,419

6,540,463	3,539,668	9,748,482	5,576,841	10,814,166	6,276,616	14,290,044	8,557,093	13,120,733	8,191,314
$8,886,200	$6,540,463	$12,454,908	$9,748,482	$14,367,776	$10,814,166	$18,348,533	$14,290,044	$17,098,380	$13,120,733

See end of statements of changes in net assets for footnote.

American Funds Target Date Retirement Series	33

Financial statements

Statements of changes in net assets

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$254,255	$169,593	$102,997	$77,195	$65,827	$49,872
Net realized gain	311,026	147,280	103,215	53,577	49,049	25,037
Net unrealized (depreciation) appreciation	(571,483)	762,209	(215,991)	241,409	(123,847)	138,825
Net (decrease) increase in net assets resulting from operations	(6,202)	1,079,082	(9,779)	372,181	(8,971)	213,734

Distributions paid to shareholders*	(304,672)		(121,757)		(70,537)
Dividends from net investment income		(109,807)		(56,781)		(37,173)
Distributions from net realized gain on investments		(134,363)		(46,033)		(19,336)
Total dividends and distributions paid to shareholders		(244,170)		(102,814)		(56,509)

Net capital share transactions	2,184,891	2,854,962	484,544	657,666	284,752	518,268

Total increase in net assets	1,874,017	3,689,874	353,008	927,033	205,244	675,493

Net assets:
Beginning of year	11,548,840	7,858,966	4,322,327	3,395,294	2,717,316	2,041,823
End of year	$13,422,857	$11,548,840	$4,675,335	$4,322,327	$2,922,560	$2,717,316

*	Current year amounts reflect current presentation under new accounting standards.

See notes to financial statements

34	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds Target Date Retirement Series	35

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2018, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described on the following pages.

36	American Funds Target Date Retirement Series

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Target Date Retirement Series	37

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more

38	American Funds Target Date Retirement Series

likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Target Date Retirement Series	39

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2018, are as follows (dollars in thousands):

	2060	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$545	$7,225	$17,141	$26,687	$45,138	$61,981
Undistributed long-term capital gains	27,972	127,393	267,740	324,290	452,021	492,240
Gross unrealized appreciation on investments	12,440	164,021	512,274	616,257	1,009,930	1,051,628
Gross unrealized depreciation on investments	(15,711)	(32,525)	(46,388)	(62,898)	(84,887)	(113,323)
Net unrealized (depreciation) appreciation on investments	(3,271)	131,496	465,886	553,359	925,043	938,305
Cost of investments	1,016,418	3,580,035	6,867,833	8,335,473	11,533,380	13,433,698
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	5,279	16,654	32,508	36,437	50,808	53,852

		2030	2025	2020	2015	2010
		Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income		$110,209	$121,328	$131,858	$55,819	$37,514
Undistributed long-term capital gains		545,654	427,388	304,057	99,475	47,803
Gross unrealized appreciation on investments		1,346,923	1,027,773	869,697	290,721	106,261
Gross unrealized depreciation on investments		(197,280)	(230,722)	(196,654)	(77,612)	(48,533)
Net unrealized (depreciation) appreciation on investments		1,149,643	797,051	673,043	213,109	57,728
Cost of investments		17,204,185	16,306,387	12,753,628	4,463,682	2,865,661
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest		63,648	57,589	56,358	22,964	12,793

40	American Funds Target Date Retirement Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2060 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$581		$742		$1,323		$456		$532		$988
Class B1							—	[2]	—	[2]	—	[2]
Class C	18		125		143		38		73		111
Class T3	—	[2]	—	[2]	—	[2]	—		—		—
Class F-1	9		12		21		5		5		10
Class F-2	23		23		46		7		8		15
Class F-3[4]	57		54		111		—		—		—
Class R-1	1		5		6		1		2		3
Class R-2	114		575		689		160		318		478
Class R-2E	36		60		96		6		9		15
Class R-3	266		487		753		167		250		417
Class R-4	431		547		978		204		235		439
Class R-5E	75		78		153		13		14		27
Class R-5	203		207		410		143		141		284
Class R-6	2,237		2,134		4,371		447		434		881
Total	$4,051		$5,049		$9,100		$1,647		$2,021		$3,668

2055 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,773		$5,389		$8,162		$2,309		$6,435		$8,744
Class B1							—	[2]	—	[2]	—	[2]
Class C	39		526		565		56		533		589
Class T3	—	[2]	—	[2]	—	[2]	—		—		—
Class F-1	78		142		220		17		41		58
Class F-2	45		67		112		16		36		52
Class F-3[4]	9		13		22		—		—		—
Class R-1	1		38		39		—		46		46
Class R-2	324		4,092		4,416		352		4,315		4,667
Class R-2E	154		394		548		30		105		135
Class R-3	1,494		4,565		6,059		1,150		4,640		5,790
Class R-4	2,560		5,056		7,616		1,610		4,473		6,083
Class R-5E	594		902		1,496		161		357		518
Class R-5	1,657		2,463		4,120		1,082		2,326		3,408
Class R-6	10,418		14,770		25,188		3,598		7,505		11,103
Total	$20,146		$38,417		$58,563		$10,381		$30,812		$41,193

See end of tables for footnotes.

American Funds Target Date Retirement Series	41

2050 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$6,178		$12,349		$18,527		$5,476		$15,595	$21,071
Class B1							—	[2]	1	1
Class C	92		903		995		136		923	1,059
Class T3	—	[2]	—	[2]	—	[2]	—		—	—
Class F-1	121		234		355		44		107	151
Class F-2	141		219		360		61		138	199
Class F-3[4]	6		8		14		—		—	—
Class R-1	4		161		165		13		223	236
Class R-2	579		7,585		8,164		842		9,117	9,959
Class R-2E	357		974		1,331		99		339	438
Class R-3	3,497		10,646		14,143		2,880		11,977	14,857
Class R-4	6,034		12,012		18,046		3,949		11,206	15,155
Class R-5E	985		1,572		2,557		391		898	1,289
Class R-5	3,877		5,941		9,818		2,801		6,203	9,004
Class R-6	24,759		36,275		61,034		10,812		23,241	34,053
Total	$46,630		$88,879		$135,509		$27,504		$79,968	$107,472

2045 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$7,414		$13,991		$21,405		$6,605		$17,732	$24,337
Class B1							—		3	3
Class C	117		1,002		1,119		164		1,054	1,218
Class T3	—	[2]	—	[2]	—	[2]	—		—	—
Class F-1	142		256		398		38		89	127
Class F-2	110		160		270		35		75	110
Class F-3[4]	9		13		22		—		—	—
Class R-1	15		154		169		5		215	220
Class R-2	911		9,946		10,857		1,294		12,072	13,366
Class R-2E	826		1,765		2,591		155		510	665
Class R-3	4,382		12,573		16,955		3,773		14,324	18,097
Class R-4	7,567		14,312		21,879		5,158		13,827	18,985
Class R-5E	1,178		1,763		2,941		419		924	1,343
Class R-5	4,279		6,262		10,541		3,438		7,277	10,715
Class R-6	32,241		44,907		77,148		14,060		28,889	42,949
Total	$59,191		$107,104		$166,295		$35,144		$96,991	$132,135

42	American Funds Target Date Retirement Series

2040 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class A	$11,613		$20,055		$31,668		$10,172	$26,246	$36,418
Class B1							—	2	2
Class C	225		1,258		1,483		234	1,323	1,557
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	304		497		801		90	201	291
Class F-2	209		284		493		69	142	211
Class F-3[4]	15		19		34		—	—	—
Class R-1	12		264		276		28	427	455
Class R-2	1,753		13,050		14,803		2,028	16,621	18,649
Class R-2E	697		1,634		2,331		263	814	1,077
Class R-3	6,926		17,521		24,447		5,778	20,699	26,477
Class R-4	12,244		21,163		33,407		8,563	21,837	30,400
Class R-5E	1,809		2,538		4,347		621	1,320	1,941
Class R-5	6,428		8,729		15,157		5,093	10,368	15,461
Class R-6	53,082		68,942		122,024		26,168	51,711	77,879
Total	$95,317		$155,954		$251,271		$59,107	$151,711	$210,818

2035 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class A	$14,359		$22,275		$36,634		$12,116	$28,909	$41,025
Class B1							—	2	2
Class C	313		1,489		1,802		302	1,644	1,946
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	462		688		1,150		182	363	545
Class F-2	281		351		632		100	190	290
Class F-3[4]	26		31		57		—	—	—
Class R-1	18		241		259		36	415	451
Class R-2	2,606		15,245		17,851		2,761	19,756	22,517
Class R-2E	1,106		2,200		3,306		398	1,071	1,469
Class R-3	8,567		19,424		27,991		7,466	23,909	31,375
Class R-4	14,104		22,054		36,158		9,713	22,779	32,492
Class R-5E	2,038		2,606		4,644		723	1,424	2,147
Class R-5	7,085		8,815		15,900		6,247	11,784	18,031
Class R-6	60,981		72,415		133,396		28,280	51,886	80,166
Total	$111,946		$167,834		$279,780		$68,324	$164,132	$232,456

See end of tables for footnotes.

American Funds Target Date Retirement Series	43

2030 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class A	$20,870		$28,644		$49,514		$17,261	$36,430	$53,691
Class B1							—	7	7
Class C	499		1,817		2,316		467	1,988	2,455
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	628		841		1,469		272	498	770
Class F-2	629		707		1,336		252	427	679
Class F-3[4]	58		63		121		—	—	—
Class R-1	51		392		443		86	654	740
Class R-2	3,969		16,722		20,691		3,874	21,770	25,644
Class R-2E	1,364		2,379		3,743		481	1,134	1,615
Class R-3	13,186		25,124		38,310		10,695	30,367	41,062
Class R-4	21,385		29,389		50,774		14,721	30,471	45,192
Class R-5E	2,784		3,200		5,984		969	1,696	2,665
Class R-5	9,395		10,513		19,908		8,037	13,501	21,538
Class R-6	86,732		92,779		179,511		43,346	70,945	114,291
Total	$161,550		$212,570		$374,120		$100,461	$209,888	$310,349

2025 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class A	$23,910		$27,335		$51,245		$20,937	$33,266	$54,203
Class B1							—	2	2
Class C	643		1,815		2,458		678	1,955	2,633
Class T3	—	[2]	—	[2]	—	[2]	—	—	—
Class F-1	483		548		1,031		276	385	661
Class F-2	771		729		1,500		375	487	862
Class F-3[4]	167		150		317		—	—	—
Class R-1	91		309		400		100	430	530
Class R-2	4,739		14,621		19,360		4,783	17,858	22,641
Class R-2E	2,100		2,804		4,904		648	1,091	1,739
Class R-3	13,597		21,049		34,646		11,820	24,136	35,956
Class R-4	21,127		23,964		45,091		14,931	23,092	38,023
Class R-5E	2,626		2,523		5,149		1,217	1,615	2,832
Class R-5	9,326		8,742		18,068		8,744	11,163	19,907
Class R-6	81,350		72,967		154,317		38,756	48,266	87,022
Total	$160,930		$177,556		$338,486		$103,265	$163,746	$267,011

44	American Funds Target Date Retirement Series

2020 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains		Total distributions paid
Class A	$26,611		$22,933		$49,544		$22,514	$27,947		$50,461
Class B1							—	2		2
Class C	828		1,406		2,234		697	1,482		2,179
Class T3	—	[2]	—	[2]	—	[2]	—	—		—
Class F-1	527		446		973		284	324		608
Class F-2	822		596		1,418		376	385		761
Class F-3[4]	22		16		38		—	—		—
Class R-1	87		207		294		107	330		437
Class R-2	4,896		9,279		14,175		4,399	12,069		16,468
Class R-2E	1,443		1,495		2,938		532	705		1,237
Class R-3	14,365		15,871		30,236		12,184	19,191		31,375
Class R-4	23,745		20,154		43,899		16,252	19,758		36,010
Class R-5E	2,865		2,122		4,987		1,421	1,487		2,908
Class R-5	9,131		6,577		15,708		8,265	8,375		16,640
Class R-6	81,568		56,660		138,228		42,776	42,308		85,084
Total	$166,910		$137,762		$304,672		$109,807	$134,363		$244,170

2015 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains		Total distributions paid
Class A	$16,345		$10,865		$27,210		$15,963	$12,837		$28,800
Class B1							—	—	[2]	—	[2]
Class C	423		498		921		418	537		955
Class T3	—	[2]	—	[2]	—	[2]	—	—		—
Class F-1	220		147		367		165	122		287
Class F-2	356		205		561		244	169		413
Class F-3[4]	1		1		2		—	—		—
Class R-1	87		119		206		106	163		269
Class R-2	2,694		3,362		6,056		2,782	4,217		6,999
Class R-2E	995		760		1,755		461	388		849
Class R-3	7,073		5,800		12,873		6,875	6,768		13,643
Class R-4	8,734		5,735		14,469		7,009	5,593		12,602
Class R-5E	1,080		626		1,706		596	416		1,012
Class R-5	3,340		1,893		5,233		3,761	2,559		6,320
Class R-6	32,554		17,844		50,398		18,401	12,264		30,665
Total	$73,902		$47,855		$121,757		$56,781	$46,033		$102,814

See end of tables for footnotes.

American Funds Target Date Retirement Series	45

2010 Fund

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains		Total distributions paid
Class A	$9,928		$4,614		$14,542		$9,720	$5,193		$14,913
Class B1							—	—	[2]	—	[2]
Class C	256		206		462		263	210		473
Class T3	—	[2]	—	[2]	—	[2]	—	—		—
Class F-1	144		66		210		89	44		133
Class F-2	174		70		244		105	48		153
Class F-3[4]	9		4		13		—	—		—
Class R-1	24		28		52		42	45		87
Class R-2	1,137		995		2,132		1,307	1,204		2,511
Class R-2E	610		331		941		256	147		403
Class R-3	3,968		2,282		6,250		3,948	2,475		6,423
Class R-4	5,924		2,773		8,697		5,302	2,788		8,090
Class R-5E	889		369		1,258		648	301		949
Class R-5	2,680		1,081		3,761		2,583	1,165		3,748
Class R-6	22,993		8,982		31,975		12,910	5,716		18,626
Total	$48,736		$21,801		$70,537		$37,173	$19,336		$56,509

[1]	Class B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to

46	American Funds Target Date Retirement Series

the extent that the overall annual expense limit is not exceeded. As of October 31, 2018, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2018, were as follows (dollars in thousands):

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$261	$94
Class C	176	16
Class T	—	—	*
Class F-1	7	3
Class F-2	Not applicable	5
Class F-3	Not applicable	—	*
Class R-1	8	1
Class R-2	592	276
Class R-2E	60	20
Class R-3	360	110
Class R-4	211	88
Class R-5E	Not applicable	23
Class R-5	Not applicable	17
Class R-6	Not applicable	5
Total class-specific expenses	$1,675	$658

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$983	$373
Class C	403	38
Class T	—	—	*
Class F-1	35	15
Class F-2	Not applicable	7
Class F-3	Not applicable	—	*
Class R-1	32	4
Class R-2	2,240	1,049
Class R-2E	212	70
Class R-3	1,761	542
Class R-4	1,035	433
Class R-5E	Not applicable	132
Class R-5	Not applicable	103
Class R-6	Not applicable	21
Total class-specific expenses	$6,701	$2,787

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,028	$770
Class C	638	60
Class T	—	—	*
Class F-1	50	22
Class F-2	Not applicable	20
Class F-3	Not applicable	—	*
Class R-1	108	14
Class R-2	3,754	1,760
Class R-2E	479	158
Class R-3	3,603	1,112
Class R-4	2,105	878
Class R-5E	Not applicable	232
Class R-5	Not applicable	205
Class R-6	Not applicable	47
Total class-specific expenses	$12,765	$5,278

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,315	$894
Class C	713	68
Class T	—	—	*
Class F-1	58	25
Class F-2	Not applicable	15
Class F-3	Not applicable	—	*
Class R-1	111	14
Class R-2	5,054	2,372
Class R-2E	830	270
Class R-3	4,334	1,338
Class R-4	2,586	1,079
Class R-5E	Not applicable	302
Class R-5	Not applicable	239
Class R-6	Not applicable	58
Total class-specific expenses	$16,001	$6,674

See end of tables for footnote.

American Funds Target Date Retirement Series	47

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,332	$1,264
Class C	901	85
Class T	—	—	*
Class F-1	106	47
Class F-2	Not applicable	25
Class F-3	Not applicable	—	*
Class R-1	185	23
Class R-2	6,544	3,071
Class R-2E	827	274
Class R-3	6,006	1,856
Class R-4	3,704	1,544
Class R-5E	Not applicable	447
Class R-5	Not applicable	317
Class R-6	Not applicable	87
Total class-specific expenses	$21,605	$9,040

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,960	$1,478
Class C	1,126	107
Class T	—	—	*
Class F-1	144	64
Class F-2	Not applicable	34
Class F-3	Not applicable	—	*
Class R-1	171	22
Class R-2	8,073	3,785
Class R-2E	1,149	378
Class R-3	7,100	2,192
Class R-4	4,118	1,721
Class R-5E	Not applicable	579
Class R-5	Not applicable	345
Class R-6	Not applicable	97
Total class-specific expenses	$25,841	$10,802

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,506	$1,942
Class C	1,397	132
Class T	—	—	*
Class F-1	176	79
Class F-2	Not applicable	61
Class F-3	Not applicable	—	*
Class R-1	290	36
Class R-2	8,943	4,199
Class R-2E	1,256	416
Class R-3	9,160	2,831
Class R-4	5,454	2,275
Class R-5E	Not applicable	741
Class R-5	Not applicable	417
Class R-6	Not applicable	125
Total class-specific expenses	$32,182	$13,254

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,676	$2,065
Class C	1,513	144
Class T	—	—	*
Class F-1	126	57
Class F-2	Not applicable	74
Class F-3	Not applicable	—	*
Class R-1	253	32
Class R-2	8,542	4,011
Class R-2E	1,586	520
Class R-3	8,557	2,646
Class R-4	5,021	2,097
Class R-5E	Not applicable	769
Class R-5	Not applicable	386
Class R-6	Not applicable	110
Total class-specific expenses	$31,274	$12,911

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,037	$1,844
Class C	1,245	119
Class T	—	—	*
Class F-1	106	48
Class F-2	Not applicable	59
Class F-3	Not applicable	—	*
Class R-1	179	23
Class R-2	5,819	2,732
Class R-2E	921	306
Class R-3	6,791	2,104
Class R-4	4,408	1,838
Class R-5E	Not applicable	664
Class R-5	Not applicable	303
Class R-6	Not applicable	90
Total class-specific expenses	$24,506	$10,130

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,385	$912
Class C	462	45
Class T	—	—	*
Class F-1	34	16
Class F-2	Not applicable	22
Class F-3	Not applicable	—	*
Class R-1	105	13
Class R-2	2,244	1,057
Class R-2E	468	155
Class R-3	2,622	815
Class R-4	1,287	535
Class R-5E	Not applicable	248
Class R-5	Not applicable	90
Class R-6	Not applicable	30
Total class-specific expenses	$9,607	$3,938

48	American Funds Target Date Retirement Series

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,430	$523
Class C	263	26
Class T	—	—	*
Class F-1	22	10
Class F-2	Not applicable	10
Class F-3	Not applicable	—	*
Class R-1	33	4
Class R-2	884	414
Class R-2E	271	90
Class R-3	1,459	453
Class R-4	858	358
Class R-5E	Not applicable	125
Class R-5	Not applicable	68
Class R-6	Not applicable	21
Total class-specific expenses	$5,220	$2,102

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
2060 Fund	$4	$—	*	$4
2055 Fund	15	1		16
2050 Fund	31	1		32
2045 Fund	37	2		39
2040 Fund	53	2		55
2035 Fund	61	3		64
2030 Fund	78	3		81
2025 Fund	73	3		76
2020 Fund	59	3		62
2015 Fund	21	1		22
2010 Fund	13	1		14

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Target Date Retirement Series	49

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2018, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$575,471	$19,929
2055 Fund	1,444,036	1,529
2050 Fund	2,355,677	2,819
2045 Fund	2,796,898	5,179
2040 Fund	3,341,872	10,332
2035 Fund	4,279,107	17,997
2030 Fund	4,906,684	9,080
2025 Fund	4,759,652	36,976
2020 Fund	2,644,352	212,903
2015 Fund	897,254	339,333
2010 Fund	568,907	237,897

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$71,299	5,633	$1,322		106		$(18,285)	(1,449)	$54,336	4,290
Class C	10,295	821	143		12		(2,508)	(200)	7,930	633
Class T	—	—	—		—		—	—	—	—
Class F-1	4,165	327	21		1		(527)	(41)	3,659	287
Class F-2	8,543	676	46		3		(1,198)	(96)	7,391	583
Class F-3	401	32	111		9		(39)	(4)	473	37
Class R-1	825	65	6		1		(226)	(18)	605	48
Class R-2	59,877	4,780	686		56		(23,835)	(1,902)	36,728	2,934
Class R-2E	10,603	843	97		8		(2,118)	(167)	8,582	684
Class R-3	68,141	5,396	753		61		(25,102)	(1,985)	43,792	3,472
Class R-4	79,837	6,300	978		79		(30,661)	(2,425)	50,154	3,954
Class R-5E	24,537	1,932	153		13		(3,420)	(270)	21,270	1,675
Class R-5	27,871	2,194	409		33		(39,009)	(3,137)	(10,729)	(910)
Class R-6	442,418	34,785	4,373		351		(143,332)	(11,248)	303,459	23,888
Total net increase (decrease)	$808,812	63,784	$9,098		733		$(290,260)	(22,942)	$527,650	41,575

Year ended October 31, 2017

Class A	$48,789	4,401	$989		96		$(19,546)	(1,780)	$30,232	2,717
Class B2	—	—	—	[3]	—	[3]	(18)	(2)	(18)	(2)
Class C	8,203	747	111		11		(1,479)	(134)	6,835	624
Class T4	10	1	—		—		—	—	10	1
Class F-1	1,138	102	9		1		(281)	(24)	866	79
Class F-2	1,189	106	15		2		(243)	(22)	961	86
Class F-3[5]	5,526	504	—		—		(63)	(5)	5,463	499
Class R-1	418	38	3		—	[3]	(73)	(7)	348	31
Class R-2	43,475	3,930	478		46		(13,902)	(1,256)	30,051	2,720
Class R-2E	4,916	435	15		1		(379)	(33)	4,552	403
Class R-3	38,565	3,456	417		41		(14,843)	(1,339)	24,139	2,158
Class R-4	45,946	4,090	439		43		(11,353)	(1,004)	35,032	3,129
Class R-5E	6,127	535	27		3		(1,126)	(96)	5,028	442
Class R-5	48,739	4,363	283		27		(15,004)	(1,340)	34,018	3,050
Class R-6	164,342	14,401	881		85		(19,497)	(1,711)	145,726	12,775
Total net increase (decrease)	$417,383	37,109	$3,667		356		$(97,807)	(8,753)	$323,243	28,712

50	American Funds Target Date Retirement Series

2055 Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$138,059	7,168		$8,158		433		$(77,051)	(4,003)	$69,166	3,598
Class C	15,402	813		565		30		(6,997)	(370)	8,970	473
Class T	—	—		—		—		—	—	—	—
Class F-1	11,829	619		219		12		(2,469)	(130)	9,579	501
Class F-2	13,381	699		111		6		(2,470)	(129)	11,022	576
Class F-3	4,164	213		22		1		(205)	(11)	3,981	203
Class R-1	2,046	109		39		2		(893)	(48)	1,192	63
Class R-2	140,407	7,443		4,413		239		(99,991)	(5,309)	44,829	2,373
Class R-2E	33,075	1,741		548		29		(10,384)	(546)	23,239	1,224
Class R-3	188,484	9,890		6,058		325		(124,737)	(6,547)	69,805	3,668
Class R-4	233,479	12,144		7,624		405		(141,438)	(7,397)	99,665	5,152
Class R-5E	105,119	5,479		1,497		80		(11,486)	(599)	95,130	4,960
Class R-5	75,877	3,913		4,098		216		(112,656)	(5,915)	(32,681)	(1,786)
Class R-6	1,161,555	59,987		25,189		1,327		(255,532)	(13,148)	931,212	48,166
Total net increase (decrease)	$2,122,877	110,218		$58,541		3,105		$(846,309)	(44,152)	$1,335,109	69,171

Year ended October 31, 2017

Class A	$115,255	6,792		$8,741		554		$(76,497)	(4,525)	$47,499	2,821
Class B2	4	—	[3]	—	[3]	—	[3]	(20)	(1)	(16)	(1)
Class C	13,286	795		589		38		(5,360)	(320)	8,515	513
Class T4	10	1		—		—		—	—	10	1
Class F-1	8,012	472		58		4		(1,278)	(74)	6,792	402
Class F-2	2,693	154		52		4		(657)	(38)	2,088	120
Class F-3[5]	890	49		—		—		—	—	890	49
Class R-1	1,307	78		45		3		(1,354)	(82)	(2)	(1)
Class R-2	123,866	7,387		4,666		300		(73,341)	(4,384)	55,191	3,303
Class R-2E	19,419	1,153		135		9		(3,428)	(201)	16,126	961
Class R-3	150,736	8,927		5,766		368		(81,257)	(4,784)	75,245	4,511
Class R-4	202,801	11,857		6,083		386		(83,786)	(4,856)	125,098	7,387
Class R-5E	28,040	1,649		517		33		(2,247)	(131)	26,310	1,551
Class R-5	135,508	7,904		3,407		215		(24,799)	(1,427)	114,116	6,692
Class R-6	587,658	34,026		11,103		700		(121,941)	(7,022)	476,820	27,704
Total net increase (decrease)	$1,389,485	81,244		$41,162		2,614		$(475,965)	(27,845)	$954,682	56,013

See end of tables for footnotes.

American Funds Target Date Retirement Series	51

2050 Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$224,980	14,547		$18,499		1,222		$(129,938)	(8,410)	$113,541	7,359
Class C	25,083	1,655		994		67		(10,593)	(699)	15,484	1,023
Class T	—	—		—		—		—	—	—	—
Class F-1	16,151	1,045		355		23		(4,787)	(311)	11,719	757
Class F-2	27,219	1,770		358		24		(8,644)	(564)	18,933	1,230
Class F-3	2,766	179		13		1		(84)	(6)	2,695	174
Class R-1	3,790	250		166		11		(2,427)	(160)	1,529	101
Class R-2	197,328	13,018		8,159		549		(159,134)	(10,525)	46,353	3,042
Class R-2E	60,900	3,998		1,331		89		(19,595)	(1,282)	42,636	2,805
Class R-3	290,193	18,983		14,140		943		(214,505)	(14,022)	89,828	5,904
Class R-4	355,003	22,998		18,067		1,197		(262,740)	(17,079)	110,330	7,116
Class R-5E	172,520	11,188		2,556		169		(20,846)	(1,348)	154,230	10,009
Class R-5	108,504	6,965		9,818		644		(243,719)	(15,929)	(125,397)	(8,320)
Class R-6	2,016,120	130,015		61,035		4,018		(419,254)	(26,919)	1,657,901	107,114
Total net increase (decrease)	$3,500,557	226,611		$135,491		8,957		$(1,496,266)	(97,254)	$2,139,782	138,314

Year ended October 31, 2017

Class A	$187,434	13,715		$21,030		1,657		$(135,300)	(9,959)	$73,164	5,413
Class B2	2	—	[3]	—	[3]	—	[3]	(27)	(2)	(25)	(2)
Class C	22,290	1,667		1,060		85		(8,868)	(655)	14,482	1,097
Class T4	10	1		—		—		—	—	10	1
Class F-1	12,649	933		151		12		(2,684)	(192)	10,116	753
Class F-2	8,589	618		199		16		(2,640)	(191)	6,148	443
Class F-3[5]	214	15		—		—		(78)	(5)	136	10
Class R-1	3,954	294		236		19		(4,016)	(298)	174	15
Class R-2	175,205	13,038		9,956		797		(128,165)	(9,528)	56,996	4,307
Class R-2E	44,138	3,265		438		35		(6,886)	(507)	37,690	2,793
Class R-3	264,006	19,461		14,856		1,182		(159,194)	(11,727)	119,668	8,916
Class R-4	384,790	27,899		15,153		1,197		(165,816)	(11,935)	234,127	17,161
Class R-5E	48,204	3,548		1,289		102		(4,970)	(358)	44,523	3,292
Class R-5	254,260	18,452		9,002		705		(52,217)	(3,736)	211,045	15,421
Class R-6	1,144,503	82,780		34,054		2,675		(188,304)	(13,525)	990,253	71,930
Total net increase (decrease)	$2,550,248	185,686		$107,424		8,482		$(859,165)	(62,618)	$1,798,507	131,550

52	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$234,031	14,824		$21,375	1,383		$(148,614)	(9,433)	$106,792	6,774
Class C	23,844	1,540		1,117	73		(12,443)	(803)	12,518	810
Class T	—	—		—	—		—	—	—	—
Class F-1	20,237	1,283		398	25		(5,981)	(383)	14,654	925
Class F-2	26,805	1,714		270	18		(3,148)	(199)	23,927	1,533
Class F-3	1,451	92		21	1		(334)	(22)	1,138	71
Class R-1	5,172	336		168	11		(2,641)	(171)	2,699	176
Class R-2	238,764	15,497		10,852	717		(194,510)	(12,634)	55,106	3,580
Class R-2E	77,607	4,996		2,590	170		(28,683)	(1,839)	51,514	3,327
Class R-3	334,213	21,441		16,943	1,107		(273,414)	(17,527)	77,742	5,021
Class R-4	417,221	26,490		21,895	1,419		(330,735)	(21,063)	108,381	6,846
Class R-5E	256,471	16,328		2,940	191		(28,057)	(1,782)	231,354	14,737
Class R-5	112,760	7,087		10,539	677		(316,210)	(20,211)	(192,911)	(12,447)
Class R-6	2,426,887	153,545		77,149	4,971		(465,660)	(29,321)	2,038,376	129,195
Total net increase (decrease)	$4,175,463	265,173		$166,257	10,763		$(1,810,430)	(115,388)	$2,531,290	160,548

Year ended October 31, 2017

Class A	$216,122	15,461		$24,299	1,872		$(149,675)	(10,764)	$90,746	6,569
Class B2	1	—	[3]	3	—	[3]	(150)	(11)	(146)	(11)
Class C	24,564	1,790		1,218	95		(9,744)	(707)	16,038	1,178
Class T4	10	1		—	—		—	—	10	1
Class F-1	14,301	1,033		127	10		(2,206)	(154)	12,222	889
Class F-2	6,981	487		109	8		(1,749)	(125)	5,341	370
Class F-3[5]	748	51		—	—		(56)	(4)	692	47
Class R-1	3,695	269		217	17		(5,059)	(374)	(1,147)	(88)
Class R-2	227,767	16,656		13,369	1,050		(161,461)	(11,786)	79,675	5,920
Class R-2E	88,846	6,189		665	52		(11,987)	(848)	77,524	5,393
Class R-3	328,194	23,756		18,094	1,408		(197,115)	(14,186)	149,173	10,978
Class R-4	468,780	33,285		18,985	1,466		(199,330)	(14,006)	288,435	20,745
Class R-5E	45,250	3,240		1,343	104		(6,620)	(465)	39,973	2,879
Class R-5	335,203	23,683		10,708	819		(59,465)	(4,182)	286,446	20,320
Class R-6	1,310,530	92,791		42,948	3,299		(226,353)	(15,895)	1,127,125	80,195
Total net increase (decrease)	$3,070,992	218,692		$132,085	10,200		$(1,030,970)	(73,507)	$2,172,107	155,385

See end of tables for footnotes.

American Funds Target Date Retirement Series	53

2040 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$311,475	20,033	$31,639	2,078		$(214,977)	(13,859)	$128,137	8,252
Class C	32,429	2,121	1,483	99		(14,508)	(952)	19,404	1,268
Class T	—	—	—	—		—	—	—	—
Class F-1	30,094	1,941	801	53		(9,321)	(602)	21,574	1,392
Class F-2	42,637	2,765	491	32		(5,606)	(361)	37,522	2,436
Class F-3	3,479	222	33	2		(1,122)	(73)	2,390	151
Class R-1	6,950	456	275	18		(4,988)	(328)	2,237	146
Class R-2	281,096	18,490	14,797	990		(241,825)	(15,936)	54,068	3,544
Class R-2E	93,755	6,128	2,331	155		(30,546)	(1,992)	65,540	4,291
Class R-3	410,359	26,700	24,430	1,619		(347,273)	(22,590)	87,516	5,729
Class R-4	514,276	33,193	33,415	2,200		(467,491)	(30,215)	80,200	5,178
Class R-5E	346,450	22,433	4,347	286		(44,634)	(2,887)	306,163	19,832
Class R-5	126,342	8,067	15,155	989		(384,293)	(24,924)	(242,796)	(15,868)
Class R-6	2,974,531	190,793	122,025	7,986		(682,451)	(43,616)	2,414,105	155,163
Total net increase (decrease)	$5,173,873	333,342	$251,222	16,507		$(2,449,035)	(158,335)	$2,976,060	191,514

Year ended October 31, 2017

Class A	$272,191	19,713	$36,364	2,835		$(206,641)	(15,025)	$101,914	7,523
Class B2	5	1	2	—	[3]	(130)	(10)	(123)	(9)
Class C	30,001	2,204	1,556	123		(11,299)	(830)	20,258	1,497
Class T4	10	1	—	—		—	—	10	1
Class F-1	24,589	1,797	291	22		(2,230)	(160)	22,650	1,659
Class F-2	10,416	744	211	17		(3,775)	(275)	6,852	486
Class F-3[5]	1,095	78	—	—		(50)	(3)	1,045	75
Class R-1	4,623	342	452	36		(6,834)	(506)	(1,759)	(128)
Class R-2	271,743	20,081	18,644	1,479		(209,441)	(15,441)	80,946	6,119
Class R-2E	70,637	5,170	1,078	85		(15,306)	(1,108)	56,409	4,147
Class R-3	428,462	31,260	26,463	2,079		(262,315)	(19,019)	192,610	14,320
Class R-4	634,749	45,560	30,397	2,374		(301,191)	(21,406)	363,955	26,528
Class R-5E	73,972	5,398	1,941	152		(8,157)	(581)	67,756	4,969
Class R-5	392,107	28,186	15,459	1,197		(82,785)	(5,891)	324,781	23,492
Class R-6	2,016,787	144,443	77,879	6,051		(391,629)	(27,912)	1,703,037	122,582
Total net increase (decrease)	$4,231,387	304,978	$210,737	16,450		$(1,501,783)	(108,167)	$2,940,341	213,261

54	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$379,807	25,087	$36,427	2,449		$(251,285)	(16,634)	$164,949	10,902
Class C	41,172	2,768	1,802	123		(19,144)	(1,287)	23,830	1,604
Class T	—	—	—	—		—	—	—	—
Class F-1	33,330	2,211	1,150	78		(11,011)	(726)	23,469	1,563
Class F-2	66,967	4,454	599	40		(10,378)	(685)	57,188	3,809
Class F-3	9,621	642	56	4		(1,066)	(69)	8,611	577
Class R-1	6,646	449	259	18		(5,318)	(358)	1,587	109
Class R-2	336,104	22,671	17,848	1,223		(291,351)	(19,683)	62,601	4,211
Class R-2E	113,620	7,626	3,306	225		(38,853)	(2,604)	78,073	5,247
Class R-3	511,590	34,149	27,988	1,900		(399,186)	(26,672)	140,392	9,377
Class R-4	583,471	38,621	36,169	2,439		(490,766)	(32,537)	128,874	8,523
Class R-5E	462,632	30,770	4,644	313		(55,200)	(3,660)	412,076	27,423
Class R-5	147,627	9,685	15,899	1,062		(482,735)	(32,108)	(319,209)	(21,361)
Class R-6	3,681,750	242,820	133,392	8,947		(732,779)	(48,135)	3,082,363	203,632
Total net increase (decrease)	$6,374,337	421,953	$279,539	18,821		$(2,789,072)	(185,158)	$3,864,804	255,616

Year ended October 31, 2017

Class A	$340,059	25,115	$40,745	3,229		$(244,766)	(18,167)	$136,038	10,177
Class B2	13	1	2	—	[3]	(105)	(8)	(90)	(7)
Class C	35,999	2,699	1,946	156		(15,346)	(1,147)	22,599	1,708
Class T4	10	1	—	—		—	—	10	1
Class F-1	38,150	2,843	545	43		(4,906)	(356)	33,789	2,530
Class F-2	15,932	1,159	290	23		(5,196)	(381)	11,026	801
Class F-3[5]	1,721	125	—	—		(17)	(1)	1,704	124
Class R-1	6,492	494	447	36		(11,128)	(846)	(4,189)	(316)
Class R-2	322,076	24,235	22,508	1,814		(251,418)	(18,924)	93,166	7,125
Class R-2E	111,914	8,214	1,469	118		(23,758)	(1,753)	89,625	6,579
Class R-3	485,627	36,281	31,374	2,508		(311,250)	(23,058)	205,751	15,731
Class R-4	712,366	52,311	32,492	2,581		(306,782)	(22,274)	438,076	32,618
Class R-5E	79,385	5,868	2,147	171		(8,082)	(587)	73,450	5,452
Class R-5	457,666	33,474	18,026	1,419		(97,076)	(6,994)	378,616	27,899
Class R-6	2,070,748	151,474	80,163	6,337		(406,350)	(29,646)	1,744,561	128,165
Total net increase (decrease)	$4,678,158	344,294	$232,154	18,435		$(1,686,180)	(124,142)	$3,224,132	238,587

See end of tables for footnotes.

American Funds Target Date Retirement Series	55

2030 Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$544,749	37,197	$49,458	3,425	$(331,211)	(22,654)	$262,996	17,968
Class C	49,125	3,416	2,315	162	(21,904)	(1,524)	29,536	2,054
Class T	—	—	—	—	—	—	—	—
Class F-1	35,080	2,408	1,469	102	(15,103)	(1,039)	21,446	1,471
Class F-2	84,919	5,834	1,326	92	(18,641)	(1,277)	67,604	4,649
Class F-3	4,761	324	121	8	(774)	(53)	4,108	279
Class R-1	10,000	692	443	31	(8,587)	(598)	1,856	125
Class R-2	357,620	24,939	20,687	1,459	(321,537)	(22,448)	56,770	3,950
Class R-2E	139,856	9,691	3,742	263	(46,161)	(3,192)	97,437	6,762
Class R-3	590,852	40,797	38,276	2,675	(489,100)	(33,769)	140,028	9,703
Class R-4	751,594	51,426	50,773	3,526	(684,845)	(46,973)	117,522	7,979
Class R-5E	589,119	40,561	5,984	416	(77,078)	(5,290)	518,025	35,687
Class R-5	181,101	12,269	19,906	1,370	(565,781)	(38,685)	(364,774)	(25,046)
Class R-6	4,326,605	294,512	179,511	12,406	(999,231)	(67,908)	3,506,885	239,010
Total net increase (decrease)	$7,665,381	524,066	$374,011	25,935	$(3,579,953)	(245,410)	$4,459,439	304,591

Year ended October 31, 2017

Class A	$465,876	34,859	$53,602	4,274	$(328,490)	(24,630)	$190,988	14,503
Class B2	11	1	7	1	(470)	(37)	(452)	(35)
Class C	46,445	3,537	2,451	197	(19,797)	(1,501)	29,099	2,233
Class T4	10	1	—	—	—	—	10	1
Class F-1	46,307	3,496	770	62	(7,364)	(546)	39,713	3,012
Class F-2	31,268	2,332	676	54	(9,086)	(670)	22,858	1,716
Class F-3[5]	4,289	309	—	—	(60)	(4)	4,229	305
Class R-1	6,898	527	735	59	(12,134)	(924)	(4,501)	(338)
Class R-2	372,069	28,422	25,641	2,080	(307,453)	(23,486)	90,257	7,016
Class R-2E	124,059	9,330	1,615	130	(31,007)	(2,323)	94,667	7,137
Class R-3	633,079	47,817	41,039	3,299	(417,052)	(31,347)	257,066	19,769
Class R-4	920,179	68,557	45,192	3,613	(411,963)	(30,494)	553,408	41,676
Class R-5E	112,356	8,455	2,665	213	(11,100)	(830)	103,921	7,838
Class R-5	562,555	41,868	21,537	1,707	(125,455)	(9,225)	458,637	34,350
Class R-6	2,872,781	213,209	114,286	9,092	(601,354)	(44,442)	2,385,713	177,859
Total net increase (decrease)	$6,198,182	462,720	$310,216	24,781	$(2,282,785)	(170,459)	$4,225,613	317,042

56	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$585,572	43,077	$51,133	3,802		$(397,259)	(29,255)	$239,446	17,624
Class C	47,404	3,550	2,455	185		(27,675)	(2,074)	22,184	1,661
Class T	—	—	—	—		—	—	—	—
Class F-1	26,535	1,966	1,031	77		(13,738)	(1,018)	13,828	1,025
Class F-2	84,329	6,238	1,490	111		(22,661)	(1,660)	63,158	4,689
Class F-3	6,809	501	317	24		(5,975)	(437)	1,151	88
Class R-1	7,522	561	400	30		(5,921)	(443)	2,001	148
Class R-2	322,546	24,226	19,354	1,464		(337,001)	(25,350)	4,899	340
Class R-2E	149,481	11,169	4,904	369		(49,008)	(3,663)	105,377	7,875
Class R-3	576,348	42,868	34,636	2,598		(504,516)	(37,522)	106,468	7,944
Class R-4	744,885	54,925	45,094	3,360		(625,056)	(46,153)	164,923	12,132
Class R-5E	639,290	47,385	5,149	384		(93,091)	(6,862)	551,348	40,907
Class R-5	164,516	12,014	18,063	1,334		(568,360)	(41,678)	(385,781)	(28,330)
Class R-6	4,397,862	322,234	154,317	11,431		(1,076,347)	(78,813)	3,475,832	254,852
Total net increase (decrease)	$7,753,099	570,714	$338,343	25,169		$(3,726,608)	(274,928)	$4,364,834	320,955

Year ended October 31, 2017

Class A	$510,370	40,351	$54,082	4,511		$(369,372)	(29,270)	$195,080	15,592
Class B2	26	2	2	—	[3]	(208)	(17)	(180)	(15)
Class C	49,068	3,947	2,631	222		(22,713)	(1,820)	28,986	2,349
Class T4	10	1	—	—		—	—	10	1
Class F-1	32,879	2,642	661	56		(6,934)	(548)	26,606	2,150
Class F-2	41,608	3,271	858	72		(17,647)	(1,389)	24,819	1,954
Class F-3[5]	10,204	807	—	—		(523)	(40)	9,681	767
Class R-1	6,476	521	526	44		(7,501)	(608)	(499)	(43)
Class R-2	357,826	28,877	22,629	1,919		(282,126)	(22,749)	98,329	8,047
Class R-2E	167,484	13,179	1,740	147		(27,632)	(2,187)	141,592	11,139
Class R-3	622,984	49,737	35,936	3,022		(424,350)	(33,706)	234,570	19,053
Class R-4	915,034	72,122	38,022	3,176		(434,020)	(34,007)	519,036	41,291
Class R-5E	83,585	6,575	2,832	237		(13,846)	(1,086)	72,571	5,726
Class R-5	548,603	43,063	19,903	1,650		(145,636)	(11,359)	422,870	33,354
Class R-6	2,535,046	198,637	87,019	7,234		(603,111)	(47,137)	2,018,954	158,734
Total net increase (decrease)	$5,881,203	463,732	$266,841	22,290		$(2,355,619)	(185,923)	$3,792,425	300,099

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

2020 Fund

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$435,100	34,373		$49,424	3,932		$(429,642)	(33,966)	$54,882	4,339
Class C	36,064	2,898		2,234	180		(27,096)	(2,179)	11,202	899
Class T	—	—		—	—		—	—	—	—
Class F-1	21,502	1,708		972	78		(12,572)	(998)	9,902	788
Class F-2	69,009	5,488		1,414	113		(20,937)	(1,659)	49,486	3,942
Class F-3	5,475	433		38	3		(533)	(42)	4,980	394
Class R-1	3,818	306		293	24		(5,146)	(413)	(1,035)	(83)
Class R-2	215,329	17,318		14,170	1,144		(267,859)	(21,564)	(38,360)	(3,102)
Class R-2E	118,441	9,500		2,939	237		(66,556)	(5,342)	54,824	4,395
Class R-3	408,500	32,583		30,202	2,420		(482,547)	(38,487)	(43,845)	(3,484)
Class R-4	572,740	45,322		43,915	3,499		(646,367)	(51,257)	(29,712)	(2,436)
Class R-5E	545,616	43,433		4,986	398		(118,777)	(9,407)	431,825	34,424
Class R-5	114,258	8,956		15,699	1,242		(421,410)	(33,035)	(291,453)	(22,837)
Class R-6	3,053,916	240,181		138,200	10,959		(1,219,921)	(95,980)	1,972,195	155,160
Total net increase (decrease)	$5,599,768	442,499		$304,486	24,229		$(3,719,363)	(294,329)	$2,184,891	172,399

Year ended October 31, 2017

Class A	$466,233	38,761		$50,297	4,385		$(396,393)	(33,067)	$120,137	10,079
Class B2	4	—	[3]	2	—	[3]	(230)	(19)	(224)	(19)
Class C	44,622	3,789		2,178	192		(21,410)	(1,805)	25,390	2,176
Class T4	10	1		—	—		—	—	10	1
Class F-1	30,322	2,564		608	53		(9,734)	(817)	21,196	1,800
Class F-2	30,135	2,490		754	66		(10,410)	(861)	20,479	1,695
Class F-3[5]	1,374	112		—	—		(122)	(10)	1,252	102
Class R-1	4,723	399		433	38		(8,374)	(710)	(3,218)	(273)
Class R-2	236,566	20,073		16,466	1,457		(264,717)	(22,459)	(11,685)	(929)
Class R-2E	107,248	8,992		1,237	109		(36,055)	(3,032)	72,430	6,069
Class R-3	516,837	43,463		31,342	2,754		(443,609)	(37,207)	104,570	9,010
Class R-4	855,643	71,164		36,012	3,145		(484,545)	(40,182)	407,110	34,127
Class R-5E	89,409	7,449		2,908	255		(18,850)	(1,562)	73,467	6,142
Class R-5	416,209	34,466		16,640	1,443		(157,282)	(12,930)	275,567	22,979
Class R-6	2,344,682	193,920		85,060	7,397		(681,261)	(56,191)	1,748,481	145,126
Total net increase (decrease)	$5,144,017	427,643		$243,937	21,294		$(2,532,992)	(210,852)	$2,854,962	238,085

58	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$134,823	11,582		$27,104		2,337		$(220,811)	(18,982)	$(58,884)	(5,063)
Class C	9,609	839		920		80		(9,174)	(800)	1,355	119
Class T	—	—		—		—		—	—	—	—
Class F-1	3,593	311		367		32		(4,078)	(353)	(118)	(10)
Class F-2	25,934	2,247		543		47		(6,807)	(585)	19,670	1,709
Class F-3	4,506	388		2		—	[3]	(172)	(15)	4,336	373
Class R-1	1,526	134		206		18		(3,138)	(276)	(1,406)	(124)
Class R-2	76,575	6,691		6,056		529		(111,111)	(9,723)	(28,480)	(2,503)
Class R-2E	49,679	4,339		1,756		154		(27,195)	(2,378)	24,240	2,115
Class R-3	141,209	12,247		12,869		1,117		(202,551)	(17,565)	(48,473)	(4,201)
Class R-4	154,024	13,247		14,492		1,251		(235,378)	(20,282)	(66,862)	(5,784)
Class R-5E	218,858	18,927		1,706		148		(68,413)	(5,901)	152,151	13,174
Class R-5	32,120	2,740		5,233		449		(151,665)	(12,899)	(114,312)	(9,710)
Class R-6	1,131,674	96,839		50,397		4,341		(580,744)	(49,723)	601,327	51,457
Total net increase (decrease)	$1,984,130	170,531		$121,651		10,503		$(1,621,237)	(139,482)	$484,544	41,552

Year ended October 31, 2017

Class A	$180,425	16,087		$28,625		2,662		$(232,505)	(20,811)	$(23,455)	(2,062)
Class B2	3	—	[3]	—	[3]	—	[3]	(35)	(3)	(32)	(3)
Class C	12,308	1,116		954		90		(10,589)	(954)	2,673	252
Class T4	10	1		—		—		—	—	10	1
Class F-1	10,402	944		287		27		(4,280)	(381)	6,409	590
Class F-2	10,683	953		411		38		(5,981)	(530)	5,113	461
Class F-3[5]	91	8		—		—		— [3]	— [3]	91	8
Class R-1	2,022	182		268		25		(4,526)	(412)	(2,236)	(205)
Class R-2	87,635	7,976		6,993		660		(126,357)	(11,506)	(31,729)	(2,870)
Class R-2E	67,826	6,136		849		80		(35,383)	(3,204)	33,292	3,012
Class R-3	201,884	18,224		13,644		1,277		(218,833)	(19,714)	(3,305)	(213)
Class R-4	278,085	24,782		12,602		1,173		(215,488)	(19,164)	75,199	6,791
Class R-5E	27,243	2,440		1,012		95		(8,278)	(740)	19,977	1,795
Class R-5	132,695	11,790		6,320		585		(77,168)	(6,838)	61,847	5,537
Class R-6	833,884	73,988		30,665		2,847		(350,737)	(31,052)	513,812	45,783
Total net increase (decrease)	$1,845,196	164,627		$102,630		9,559		$(1,290,160)	(115,309)	$657,666	58,877

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

2010 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$66,637	6,085	$14,418		1,322		$(135,078)	(12,351)	$(54,023)	(4,944)
Class C	7,040	655	455		42		(7,205)	(669)	290	28
Class T	—	—	—		—		—	—	—	—
Class F-1	3,913	359	209		19		(3,724)	(343)	398	35
Class F-2	14,145	1,303	243		23		(4,169)	(382)	10,219	944
Class F-3	1,294	119	13		1		(151)	(14)	1,156	106
Class R-1	821	75	52		5		(1,543)	(143)	(670)	(63)
Class R-2	37,451	3,480	2,130		197		(53,557)	(4,979)	(13,976)	(1,302)
Class R-2E	22,782	2,117	942		87		(18,464)	(1,713)	5,260	491
Class R-3	93,995	8,667	6,241		575		(97,992)	(9,032)	2,244	210
Class R-4	91,175	8,356	8,700		799		(134,186)	(12,303)	(34,311)	(3,148)
Class R-5E	95,428	8,785	1,258		116		(37,014)	(3,404)	59,672	5,497
Class R-5	33,801	3,064	3,761		343		(132,826)	(12,021)	(95,264)	(8,614)
Class R-6	768,200	69,971	31,976		2,925		(396,419)	(36,170)	403,757	36,726
Total net increase (decrease)	$1,236,682	113,036	$70,398		6,454		$(1,022,328)	(93,524)	$284,752	25,966

Year ended October 31, 2017

Class A	$94,537	8,956	$14,761		1,452		$(121,603)	(11,545)	$(12,305)	(1,137)
Class B2	—	—	—	[3]	—	[3]	(18)	(2)	(18)	(2)
Class C	6,684	643	465		46		(4,935)	(473)	2,214	216
Class T4	10	1	—		—		—	—	10	1
Class F-1	6,389	612	133		13		(1,862)	(178)	4,660	447
Class F-2	4,150	388	152		15		(1,787)	(169)	2,515	234
Class F-3[5]	348	33	—		—		(28)	(3)	320	30
Class R-1	850	82	87		8		(2,885)	(274)	(1,948)	(184)
Class R-2	41,361	3,983	2,510		249		(57,579)	(5,532)	(13,708)	(1,300)
Class R-2E	37,984	3,612	403		40		(14,730)	(1,402)	23,657	2,250
Class R-3	133,776	12,760	6,423		634		(129,978)	(12,355)	10,221	1,039
Class R-4	151,363	14,352	8,091		797		(130,543)	(12,348)	28,911	2,801
Class R-5E	16,988	1,613	950		94		(7,460)	(708)	10,478	999
Class R-5	143,586	13,497	3,748		367		(71,570)	(6,695)	75,764	7,169
Class R-6	619,845	58,262	18,624		1,828		(250,972)	(23,587)	387,497	36,503
Total net increase (decrease)	$1,257,871	118,794	$56,347		5,543		$(795,950)	(75,271)	$518,268	49,066

[1]	Includes exchanges between share classes of the fund.
[2]	Class B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

60	American Funds Target Date Retirement Series

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$12.20	$.14	$(.01)	$.13	$(.08)	$(.11)	$(.19)	$12.14	1.06%	$130		.37%		.37%		.77%		1.10%
10/31/2017	10.27	.13	2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55	78		.40		.36		.76		1.19
10/31/2016	9.97	.13	.24	.37	(.07)	— [6]	(.07)	10.27	3.79	38		.58		.35		.76		1.35
10/31/2015[7,8]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[9]	8		1.11	[10]	.42	[10]	.83	[10]	.80	[10]
Class C:
10/31/2018	12.05	.04	— [6]	.04	(.02)	(.11)	(.13)	11.96	.25	20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04	2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63	13		1.20		1.16		1.56		.36
10/31/2016	9.93	.04	.25	.29	(.04)	— [6]	(.04)	10.18	2.98	5		1.32		1.15		1.56		.38
10/31/2015[7,8]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[9]	1		1.83	[10]	1.11	[10]	1.52	[10]	.15	[10]
Class T:
10/31/2018	12.22	.17	(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20 [11]	—	[12]	.17	[11]	.17	[11]	.57	[11]	1.36	[11]
10/31/2017[7,13]	10.94	.06	1.22	1.28	—	—	—	12.22	11.70 [9,11]	—	[12]	.18	[10,11]	.14	[10,11]	.54	[10,11]	.95	[10,11]
Class F-1:
10/31/2018	12.21	.13	— [6]	.13	(.08)	(.11)	(.19)	12.15	1.04	5		.39		.39		.79		.99
10/31/2017	10.29	.12	2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55	1		.45		.41		.81		1.02
10/31/2016	9.98	.12	.25	.37	(.06)	— [6]	(.06)	10.29	3.77	—	[12]	.41		.34		.75		1.14
10/31/2015[7,8]	10.00	.04	(.06)	(.02)	—	—	—	9.98	(.20)[9,11]	—	[12]	1.06	[10,11]	.25	[10,11]	.66	[10,11]	.74	[10,11]
Class F-2:
10/31/2018	12.25	.16	.01	.17	(.11)	(.11)	(.22)	12.20	1.32	9		.13		.13		.53		1.27
10/31/2017	10.30	.15	2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82	2		.19		.15		.55		1.33
10/31/2016	9.98	.18	.22	.40	(.08)	— [6]	(.08)	10.30	4.03	1		.44		.15		.56		1.80
10/31/2015[7,8]	10.00	.07	(.09)	(.02)	—	—	—	9.98	(.20)[9]	—	[12]	.90	[10]	.17	[10]	.58	[10]	1.17	[10]
Class F-3:
10/31/2018	12.23	.19	(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28	7		.04		.04		.44		1.47
10/31/2017[7,14]	10.65	.09	1.49	1.58	—	—	—	12.23	14.84 [9]	6		.06	[10]	.02	[10]	.42	[10]	1.06	[10]
Class R-1:
10/31/2018	12.10	.04	— [6]	.04	(.02)	(.11)	(.13)	12.01	.27	1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04	2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68	1		1.17		1.14		1.54		.32
10/31/2016	9.97	.04	.26	.30	(.06)	— [6]	(.06)	10.21	3.06 [11]	—	[12]	1.28	[11]	1.08	[11]	1.49	[11]	.43	[11]
10/31/2015[7,8]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[9,11]	—	[12]	1.15	[10,11]	.46	[10,11]	.87	[10,11]	.84	[10,11]
Class R-2:
10/31/2018	12.06	.04	(.01)	.03	(.02)	(.11)	(.13)	11.96	.22	92		1.14		1.14		1.54		.35
10/31/2017	10.18	.04	2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71	58		1.19		1.15		1.55		.36
10/31/2016	9.93	.03	.27	.30	(.05)	— [6]	(.05)	10.18	3.03	21		1.32		1.15		1.56		.29
10/31/2015[7,8]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[9]	4		1.69	[10]	1.06	[10]	1.47	[10]	.25	[10]
Class R-2E:
10/31/2018	12.14	.07	.01	.08	(.07)	(.11)	(.18)	12.04	.57	14		.84		.84		1.24		.58
10/31/2017	10.25	.06	2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94	5		.85		.82		1.22		.52
10/31/2016	9.98	.05	.29	.34	(.07)	— [6]	(.07)	10.25	3.47	—	[12]	.93		.82		1.23		.53
10/31/2015[7,8]	10.00	.05	(.07)	(.02)	—	—	—	9.98	(.20)[9,11]	—	[12]	1.18	[10,11]	.28	[10,11]	.69	[10,11]	.81	[10,11]
Class R-3:
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69	91		.69		.69		1.09		.77
10/31/2017	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25	49		.74		.70		1.10		.79
10/31/2016	9.95	.07	.27	.34	(.06)	— [6]	(.06)	10.23	3.44	19		.90		.72		1.13		.69
10/31/2015[7,8]	10.00	.03	(.08)	(.05)	—	—	—	9.95	(.50)[9]	4		1.17	[10]	.67	[10]	1.08	[10]	.45	[10]
Class R-4:
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98	105		.39		.39		.79		1.07
10/31/2017	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57	57		.43		.40		.80		1.04
10/31/2016	9.97	.10	.27	.37	(.07)	— [6]	(.07)	10.27	3.73	16		.55		.40		.81		1.02
10/31/2015[7,8]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[9]	3		.94	[10]	.39	[10]	.80	[10]	.91	[10]

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5E:
10/31/2018	$12.22	$.15	$.01	$.16	$(.11)	$(.11)	$(.22)	$12.16	1.22%	$27	.18%		.18%		.58%		1.21%
10/31/2017	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79	7	.22		.19		.59		1.13
10/31/2016[7,15]	10.02	.10	.24	.34	(.08)	— [6]	(.08)	10.28	3.41 [9]	1	.24	[10]	.21	[10]	.62	[10]	1.01	[10]
Class R-5:
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31	35	.10		.10		.50		1.38
10/31/2017	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90	47	.13		.09		.49		1.25
10/31/2016	9.99	.12	.27	.39	(.07)	— [6]	(.07)	10.31	4.02	8	.23		.10		.51		1.22
10/31/2015[7,8]	10.00	.06	(.07)	(.01)	—	—	—	9.99	(.10)[9]	1	.74	[10]	.11	[10]	.52	[10]	1.09	[10]
Class R-6:
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36	477	.04		.04		.44		1.41
10/31/2017	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90	186	.08		.05		.45		1.29
10/31/2016	9.99	.13	.28	.41	(.08)	— [6]	(.08)	10.32	4.13	25	.20		.05		.46		1.32
10/31/2015[7,8]	10.00	.07	(.08)	(.01)	—	—	—	9.99	(.10)[9]	5	.52	[10]	.05	[10]	.46	[10]	1.26	[10]

62	American Funds Target Date Retirement Series

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$18.66	$.22	$(.02)	$.20	$(.14)	$(.27)	$(.41)	$18.45	1.02%		$431		.34%		.34%		.74%		1.16%
10/31/2017	15.82	.22	3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70		369		.34		.34		.74		1.28
10/31/2016	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
10/31/2015	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23
10/31/2014	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
Class C:
10/31/2018	18.32	.07	(.01)	.06	(.02)	(.27)	(.29)	18.09	.29		42		1.11		1.11		1.51		.39
10/31/2017	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.13		1.53		.45
10/31/2016	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
10/31/2015	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/2014[7,16]	15.17	.02	.77	.79	—	—	—	15.96	5.21	[9]	2		1.22	[10]	1.12	[10]	1.52	[10]	.15	[10]
Class T:
10/31/2018	18.68	.27	(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21	[11]	—	[12]	.14	[11]	.14	[11]	.54	[11]	1.39	[11]
10/31/2017[7,13]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	.95	[10,11]
Class F-1:
10/31/2018	18.58	.21	(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02		18		.37		.37		.77		1.07
10/31/2017	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.37		.77		.98
10/31/2016	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
10/31/2015	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[12]	.50		.40		.81		1.04
10/31/2014[7,16]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[9,11]	—	[12]	.43	[10,11]	.33	[10,11]	.73	[10,11]	1.02	[10,11]
Class F-2:
10/31/2018	18.69	.25	(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24		14		.11		.11		.51		1.28
10/31/2017	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.12		.52		1.40
10/31/2016	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
10/31/2015	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/2014[7,16]	15.17	.16	.73	.89	—	—	—	16.06	5.87	[9]	—	[12]	.30	[10]	.20	[10]	.60	[10]	1.46	[10]
Class F-3:
10/31/2018	18.70	.28	(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41		5		.01		.01		.41		1.44
10/31/2017[7,14]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79	[9]	1		.02	[10]	.02	[10]	.42	[10]	.45	[10]
Class R-1:
10/31/2018	18.25	.07	(.01)	.06	(.01)	(.27)	(.28)	18.03	.27		4		1.14		1.14		1.54		.35
10/31/2017	15.49	.08	3.05	3.13	— [6]	(.37)	(.37)	18.25	20.63		2		1.15		1.15		1.55		.46
10/31/2016	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
10/31/2015	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/2014	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
Class R-2:
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29		306		1.12		1.12		1.52		.41
10/31/2017	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.12		1.52		.48
10/31/2016	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
10/31/2015	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51
10/31/2014	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50
Class R-2E:
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52		44		.81		.81		1.21		.63
10/31/2017	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22		.81		.81		1.21		.51
10/31/2016	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43
10/31/2015	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[11]	—	[12]	.64	[11]	.54	11.95		[11]	.71	[11]
10/31/2014[7,17]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.44	[9,11]	.25	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$18.46	$.16	$(.02)	$.14	$(.09)	$(.27)	$(.36)	$18.24	.70%		$367	.67%		.67%		1.07%		.83%
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27		304	.67		.67		1.07		.92
10/31/2016	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187	.73		.71		1.12		.83
10/31/2015	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121	.82		.72		1.13		.86
10/31/2014	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78	.85		.75		1.15		.85
Class R-4:
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01		444	.37		.37		.77		1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60		353	.36		.36		.76		1.16
10/31/2016	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183	.41		.40		.81		1.13
10/31/2015	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100	.51		.41		.82		1.15
10/31/2014	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49	.53		.43		.83		1.15
Class R-5E:
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23		131	.16		.16		.56		1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85		40	.16		.16		.56		1.33
10/31/2016[7,15]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[9]	10	.17	[10]	.17	[10]	.58	[10]	1.03	[10]
Class R-5:
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30		193	.07		.07		.47		1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02		228	.07		.07		.47		1.41
10/31/2016	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87	.10		.09		.50		1.41
10/31/2015	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34		46	.21		.11		.52		1.40
10/31/2014	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10		21	.23		.13		.53		1.49
Class R-6:
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39		1,711	.02		.02		.42		1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04		822	.02		.02		.42		1.47
10/31/2016	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255	.05		.04		.45		1.51
10/31/2015	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37		115	.16		.06		.47		1.40
10/31/2014	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20		35	.16		.06		.46		1.41

64	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$15.02	$.18	$(.01)	$.17	$(.12)	$(.24)	$(.36)	$14.83	1.06%		$872		.34%		.34%		.74%		1.17%
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66		773		.34		.34		.74		1.29
10/31/2016	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
10/31/2015	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12		481		.45		.35		.76		1.28
10/31/2014	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
Class C:
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23		68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
10/31/2016	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
10/31/2015	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37
10/31/2014[7,16]	12.40	.01	.64	.65	—	—	—	13.05	5.24	[9]	3		1.21	[10]	1.11	[10]	1.51	[10]	.14	[10]
Class T:
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19	[11]	—	[12]	.14	[11]	.14	[11]	.54	[11]	1.39	[11]
10/31/2017[7,13]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	.95	[10,11]
Class F-1:
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02		25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
10/31/2016	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
10/31/2015	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05
10/31/2014[7,16]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[9,11]	—	[12]	.45	[10,11]	.35	[10,11]	.75	[10,11]	1.01	[10,11]
Class F-2:
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22		30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
10/31/2016	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
10/31/2015	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30
10/31/2014[7,16]	12.40	.11	.62	.73	—	—	—	13.13	5.89	[9]	—	[12]	.24	[10]	.14	[10]	.54	[10]	1.26	[10]
Class F-3:
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41		3		.01		.01		.41		1.32
10/31/2017[7,14]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[9]	—	[12]	.02	[10]	.01	[10]	.41	[10]	1.09	[10]
Class R-1:
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18		11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
10/31/2016	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
10/31/2015	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52
10/31/2014	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
Class R-2:
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26		498		1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
10/31/2016	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
10/31/2015	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39		278		1.15		1.05		1.46		.58
10/31/2014	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09		242		1.18		1.08		1.48		.57
Class R-2E:
10/31/2018	14.81	.10	— [6]	.10	(.09)	(.24)	(.33)	14.58	.59		94		.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54		.80		.80		1.20		.55
10/31/2016	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42
10/31/2015	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96		—	[12]	.79		.69		1.10		.67
10/31/2014[7,17]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.44	[9,11]	.26	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$14.84	$.13	$(.01)	$.12	$(.08)	$(.24)	$(.32)	$14.64	.73%		$727	.67%		.67%		1.07%		.85%
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24		650	.66		.66		1.06		.94
10/31/2016	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441	.71		.70		1.11		.87
10/31/2015	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82		340	.79		.69		1.10		.89
10/31/2014	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36		238	.80		.70		1.10		.94
Class R-4:
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00		842	.37		.37		.77		1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64		747	.36		.36		.76		1.19
10/31/2016	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417	.40		.38		.79		1.15
10/31/2015	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265	.47		.37		.78		1.22
10/31/2014	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167	.48		.38		.78		1.24
Class R-5E:
10/31/2018	14.99	.20	— [6]	.20	(.15)	(.24)	(.39)	14.80	1.26		227	.15		.15		.55		1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89		80	.15		.15		.55		1.35
10/31/2016[7,15]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[9]	26	.17	[10]	.17	[10]	.58	[10]	1.03	[10]
Class R-5:
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36		357	.07		.07		.47		1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96		487	.06		.06		.46		1.45
10/31/2016	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216	.09		.08		.49		1.44
10/31/2015	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37		130	.18		.08		.49		1.49
10/31/2014	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12		85	.18		.08		.48		1.51
Class R-6:
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41		3,578	.01		.01		.41		1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98		2,004	.02		.02		.42		1.49
10/31/2016	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781	.04		.02		.43		1.50
10/31/2015	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41		394	.13		.03		.44		1.46
10/31/2014	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19		160	.13		.03		.43		1.40

66	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$15.34	$.19	$(.05)	$.14	$(.12)	$(.23)	$(.35)	$15.13	.92%		$998		.33%		.33%		.72%		1.22%
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46		908		.33		.33		.73		1.31
10/31/2016	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
10/31/2015	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28
10/31/2014	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
Class C:
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10		74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
10/31/2016	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
10/31/2015	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/2014[7,16]	12.64	.02	.64	.66	—	—	—	13.30	5.22	[9]	4		1.21	[10]	1.11	[10]	1.51	[10]	.20	[10]
Class T:
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12	[11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.43	[11]
10/31/2017[7,13]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	.98	[10,11]
Class F-1:
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89		30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
10/31/2016	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
10/31/2015	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/2014[7,16]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[9,11]	—	[12]	.46	[10,11]	.36	[10,11]	.76	[10,11]	.99	[10,11]
Class F-2:
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16		32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
10/31/2016	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
10/31/2015	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/2014[7,16]	12.64	.12	.63	.75	—	—	—	13.39	5.93	[9]	—	[12]	.28	[10]	.18	[10]	.58	[10]	1.37	[10]
Class F-3:
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27		2		.01		.01		.40		1.51
10/31/2017[7,14]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[9]	1		.02	[10]	.01	[10]	.41	[10]	1.14	[10]
Class R-1:
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13		11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
10/31/2016	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
10/31/2015	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/2014	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
Class R-2:
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13		665		1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
10/31/2016	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
10/31/2015	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58
10/31/2014	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57
Class R-2E:
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43		151		.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103		.80		.80		1.20		.59
10/31/2016	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44
10/31/2015	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[12]	.78		.68		1.09		.65
10/31/2014[7,17]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.44	[9,11]	.26	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$15.15	$.14	$(.05)	$.09	$(.08)	$(.23)	$(.31)	$14.93	.59%		$857	.66%		.66%		1.05%		.89%
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06		794	.66		.66		1.06		.97
10/31/2016	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535	.71		.70		1.11		.88
10/31/2015	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391	.78		.68		1.09		.94
10/31/2014	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304	.80		.70		1.10		.94
Class R-4:
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86		1,020	.36		.36		.75		1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42		930	.36		.36		.76		1.21
10/31/2016	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522	.39		.38		.79		1.17
10/31/2015	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321	.47		.37		.78		1.22
10/31/2014	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194	.48		.38		.78		1.22
Class R-5E:
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14		301	.15		.15		.54		1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67		79	.15		.15		.55		1.39
10/31/2016[7,15]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[9]	30	.17	[10]	.17	[10]	.58	[10]	1.06	[10]
Class R-5:
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21		417	.07		.07		.46		1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82		614	.06		.06		.46		1.47
10/31/2016	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255	.09		.08		.49		1.47
10/31/2015	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36		165	.18		.08		.49		1.48
10/31/2014	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20		103	.17		.07		.47		1.51
Class R-6:
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27		4,328	.01		.01		.40		1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85		2,392	.01		.01		.41		1.54
10/31/2016	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983	.03		.02		.43		1.54
10/31/2015	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47		494	.13		.03		.44		1.43
10/31/2014	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20		172	.12		.02		.42		1.46

68	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$15.13	$.20	$(.07)	$.13	$(.13)	$(.23)	$(.36)	$14.90	.86%		$1,399		.34%		.34%		.73%		1.27%
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02		1,296		.34		.34		.74		1.36
10/31/2016	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
10/31/2015	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36
10/31/2014	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
Class C:
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05		95		1.10		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.11		1.51		.54
10/31/2016	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
10/31/2015	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/2014[7,16]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[9]	6		1.21	[10]	1.11	[10]	1.50	[10]	.21	[10]
Class T:
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06	[11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.49	[11]
10/31/2017[7,13]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	1.03	[10,11]
Class F-1:
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78		50		.37		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.37		.77		1.11
10/31/2016	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
10/31/2015	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/2014[7,16]	12.64	.09	.63	.72	—	—	—	13.36	5.70	[9]	1		.48	[10]	.38	[10]	.77	[10]	.98	[10]
Class F-2:
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03		49		.10		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.11		.51		1.46
10/31/2016	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
10/31/2015	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/2014[7,16]	12.64	.09	.65	.74	—	—	—	13.38	5.85	[9]	—	[12]	.24	[10]	.14	[10]	.53	[10]	1.04	[10]
Class F-3:
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15		3		.01		.01		.40		1.48
10/31/2017[7,14]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[9]	1		.01	[10]	.01	[10]	.41	[10]	1.25	[10]
Class R-1:
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04		19		1.13		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.14		1.54		.60
10/31/2016	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
10/31/2015	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/2014	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
Class R-2:
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05		856		1.11		1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.10		1.50		.59
10/31/2016	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
10/31/2015	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65
10/31/2014	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93		467		1.17		1.07		1.46		.61
Class R-2E:
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29		155		.81		.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94		.80		.80		1.20		.70
10/31/2016	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49
10/31/2015	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[12]	.82		.72		1.12		.55
10/31/2014[7,17]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.43	[9,11]	.27	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$14.97	$.15	$(.08)	$.07	$(.09)	$(.23)	$(.32)	$14.72	.45%		$1,183	.66%		.66%		1.05%		.94%
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65		1,117	.65		.65		1.05		1.02
10/31/2016	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773	.71		.70		1.11		.94
10/31/2015	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606	.78		.68		1.08		.99
10/31/2014	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33		464	.79		.69		1.08		.98
Class R-4:
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73		1,419	.36		.36		.75		1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99		1,364	.35		.35		.75		1.28
10/31/2016	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825	.39		.38		.79		1.23
10/31/2015	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531	.47		.37		.77		1.30
10/31/2014	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75		331	.47		.37		.76		1.30
Class R-5E:
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00		424	.15		.15		.54		1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21		131	.14		.14		.54		1.38
10/31/2016[7,15]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[9]	48	.16	[10]	.16	[10]	.57	[10]	1.11	[10]
Class R-5:
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03		541	.06		.06		.45		1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39		791	.06		.06		.46		1.53
10/31/2016	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370	.09		.07		.48		1.53
10/31/2015	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32		265	.17		.07		.47		1.57
10/31/2014	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02		186	.17		.07		.46		1.55
Class R-6:
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15		6,262	.01		.01		.40		1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43		3,997	.01		.01		.41		1.59
10/31/2016	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824	.03		.02		.43		1.58
10/31/2015	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36		936	.12		.02		.42		1.55
10/31/2014	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17		441	.12		.02		.41		1.40

70	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$14.79	$.20	$(.09)	$.11		$(.14)	$(.21)	$(.35)	$14.55	.71%		$1,638		.34%		.34%		.72%		1.33%
10/31/2017	12.75	.19	2.29	2.48		(.13)	(.31)	(.44)	14.79	20.07		1,504		.33		.33		.72		1.40
10/31/2016	12.98	.17	.28	.45		(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
10/31/2015	13.17	.18	.10	.28		(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39
10/31/2014	12.15	.17	1.10	1.27		(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
Class C:
10/31/2018	14.52	.08	(.08)	—	[6]	(.05)	(.21)	(.26)	14.26	(.05)		118		1.10		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35		(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.11		1.50		.59
10/31/2016	12.82	.06	.29	.35		(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
10/31/2015	13.11	.06	.11	.17		(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/2014[7,16]	12.47	.02	.62	.64		—	—	—	13.11	5.13	[9]	7		1.21	[10]	1.11	[10]	1.50	[10]	.20	[10]
Class T:
10/31/2018	14.81	.23	(.09)	.14		(.17)	(.21)	(.38)	14.57	.91	[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.55	[11]
10/31/2017[7,13]	13.35	.09	1.37	1.46		—	—	—	14.81	10.94	[9,11]	—	[12]	.13	[10,11]	.13	[10,11]	.52	[10,11]	1.07	[10,11]
Class F-1:
10/31/2018	14.73	.19	(.09)	.10		(.14)	(.21)	(.35)	14.48	.69		66		.37		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48		(.16)	(.31)	(.47)	14.73	20.11		44		.37		.37		.76		1.20
10/31/2016	12.96	.15	.29	.44		(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
10/31/2015	13.17	.16	.11	.27		(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22
10/31/2014[7,16]	12.47	.08	.62	.70		—	—	—	13.17	5.61	[9]	1		.48	[10]	.38	[10]	.77	[10]	.88	[10]
Class F-2:
10/31/2018	14.81	.22	(.08)	.14		(.17)	(.21)	(.38)	14.57	.94		75		.10		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52		(.16)	(.31)	(.47)	14.81	20.44		20		.11		.11		.50		1.50
10/31/2016	12.99	.18	.30	.48		(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
10/31/2015	13.20	.19	.10	.29		(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/2014[7,16]	12.47	.07	.66	.73		—	—	—	13.20	5.85	[9]	1		.23	[10]	.13	[10]	.52	[10]	.77	[10]
Class F-3:
10/31/2018	14.82	.22	(.06)	.16		(.18)	(.21)	(.39)	14.59	1.06		10		.01		.01		.39		1.42
10/31/2017[7,14]	13.01	.13	1.68	1.81		—	—	—	14.82	13.91	[9]	2		.01	[10]	.01	[10]	.40	[10]	1.17	[10]
Class R-1:
10/31/2018	14.42	.08	(.09)	(.01)		(.02)	(.21)	(.23)	14.18	(.11)		17		1.13		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33		(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.13		1.52		.66
10/31/2016	12.68	.06	.28	.34		—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
10/31/2015	12.88	.08	.08	.16		(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/2014	11.89	.07	1.07	1.14		(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
Class R-2:
10/31/2018	14.45	.08	(.08)	—	[6]	(.04)	(.21)	(.25)	14.20	(.04)		1,051		1.11		1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33		(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.10		1.49		.64
10/31/2016	12.71	.07	.28	.35		— [6]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
10/31/2015	12.92	.09	.08	.17		(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69
10/31/2014	11.93	.08	1.09	1.17		(.09)	(.09)	(.18)	12.92	9.86		566		1.17		1.07		1.46		.65
Class R-2E:
10/31/2018	14.58	.12	(.08)	.04		(.11)	(.21)	(.32)	14.30	.24		214		.81		.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40		(.12)	(.31)	(.43)	14.58	19.58		141		.80		.80		1.19		.76
10/31/2016	12.93	.08	.31	.39		(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61
10/31/2015	13.17	.06	.19	.25		(.16)	(.33)	(.49)	12.93	1.96		—	[12]	.81		.71		1.11		.46
10/31/2014[7,17]	13.23	.04	(.10)	(.06)		—	—	—	13.17	(.45)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.43	[9,11]	.28	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$14.62	$.15	$(.09)	$.06	$(.09)	$(.21)	$(.30)	$14.38	.42%		$1,416	.66%		.66%		1.04%		1.00%
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73		1,303	.65		.65		1.04		1.06
10/31/2016	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925	.71		.69		1.09		.99
10/31/2015	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704	.78		.68		1.08		1.05
10/31/2014	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19		573	.79		.69		1.08		1.02
Class R-4:
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71		1,609	.36		.36		.74		1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06		1,509	.35		.35		.74		1.31
10/31/2016	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887	.39		.38		.78		1.27
10/31/2015	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576	.46		.36		.76		1.34
10/31/2014	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59		364	.47		.37		.76		1.31
Class R-5E:
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92		540	.15		.15		.53		1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36		144	.14		.14		.53		1.43
10/31/2016[7,15]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[9]	55	.16	[10]	.16	[10]	.56	[10]	1.15	[10]
Class R-5:
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00		590	.06		.06		.44		1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39		918	.06		.06		.45		1.58
10/31/2016	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432	.09		.07		.47		1.57
10/31/2015	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30		293	.17		.07		.47		1.61
10/31/2014	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95		199	.17		.07		.46		1.58
Class R-6:
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99		7,024	.01		.01		.39		1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50		4,107	.01		.01		.40		1.64
10/31/2016	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898	.03		.02		.42		1.64
10/31/2015	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35		945	.12		.02		.42		1.54
10/31/2014	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02		372	.12		.02		.41		1.53

72	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$14.42	$.21	$(.12)	$.09	$(.15)	$(.21)	$(.36)	$14.15	.54%		$2,186		.35%		.35%		.72%		1.45%
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46		1,968		.34		.34		.72		1.47
10/31/2016	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
10/31/2015	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43
10/31/2014	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
Class C:
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)		148		1.10		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.11		1.49		.67
10/31/2016	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
10/31/2015	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/2014[7,16]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[9]	9		1.21	[10]	1.11	[10]	1.49	[10]	.29	[10]
Class T:
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82	[11]	—	[12]	.14	[11]	.14	[11]	.51	[11]	1.68	[11]
10/31/2017[7,13]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.52	[10,11]	1.20	[10,11]
Class F-1:
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57		77		.37		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.37		.75		1.31
10/31/2016	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
10/31/2015	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/2014[7,16]	12.46	.10	.60	.70	—	—	—	13.16	5.62	[9]	1		.47	[10]	.37	[10]	.75	[10]	1.09	[10]
Class F-2:
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84		107		.10		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.11		.49		1.59
10/31/2016	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
10/31/2015	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/2014[7,16]	12.46	.10	.62	.72	—	—	—	13.18	5.78	[9]	1		.23	[10]	.13	[10]	.51	[10]	1.17	[10]
Class F-3:
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91		8		.01		.01		.38		1.78
10/31/2017[7,14]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[9]	5		.01	[10]	.01	[10]	.39	[10]	1.46	[10]
Class R-1:
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)		29		1.13		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.13		1.51		.71
10/31/2016	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
10/31/2015	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/2014	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
Class R-2:
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)		1,167		1.11		1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.10		1.48		.72
10/31/2016	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
10/31/2015	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74
10/31/2014	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80		725		1.17		1.07		1.45		.70
Class R-2E:
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11		240		.81		.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149		.80		.80		1.18		.83
10/31/2016	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66
10/31/2015	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71
10/31/2014[7,17]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.42	[9,11]	.29	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$14.26	$.17	$(.12)	$.05	$(.11)	$(.21)	$(.32)	$13.99	.26%		$1,823	.66%		.66%		1.03%		1.14%
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06		1,720	.65		.65		1.03		1.15
10/31/2016	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267	.71		.69		1.08		1.06
10/31/2015	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037	.77		.67		1.06		1.09
10/31/2014	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14		819	.79		.69		1.07		1.06
Class R-4:
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54		2,106	.36		.36		.73		1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43		2,030	.35		.35		.73		1.41
10/31/2016	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261	.39		.38		.77		1.35
10/31/2015	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852	.46		.36		.75		1.40
10/31/2014	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55		560	.47		.37		.75		1.40
Class R-5E:
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82		692	.15		.15		.52		1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67		191	.14		.14		.52		1.51
10/31/2016[7,15]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[9]	69	.16	[10]	.16	[10]	.55	[10]	1.26	[10]
Class R-5:
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84		720	.06		.06		.43		1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81		1,097	.06		.06		.44		1.67
10/31/2016	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527	.09		.07		.46		1.65
10/31/2015	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35		359	.16		.06		.45		1.67
10/31/2014	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82		249	.16		.06		.44		1.63
Class R-6:
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91		9,046	.01		.01		.38		1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83		5,747	.01		.01		.39		1.73
10/31/2016	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792	.03		.02		.41		1.73
10/31/2015	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39		1,527	.12		.02		.41		1.59
10/31/2014	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90		615	.12		.02		.40		1.53

74	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$13.48	$.21	$(.17)	$.04	$(.15)	$(.17)	$(.32)	$13.20	.25%		$2,315		.34%		.34%		.69%		1.56%
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21		2,127		.34		.34		.70		1.54
10/31/2016	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83		1,730		.38		.37		.74		1.50
10/31/2015	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61		1,442		.45		.35		.73		1.50
10/31/2014	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
Class C:
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)		157		1.10		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31		138		1.11		1.11		1.47		.75
10/31/2016	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
10/31/2015	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/2014[7,16]	11.99	.03	.55	.58	—	—	—	12.57	4.84	[9]	12		1.21	[10]	1.11	[10]	1.48	[10]	.36	[10]
Class T:
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46	[11]	—	[12]	.14	[11]	.14	[11]	.49	[11]	1.78	[11]
10/31/2017[7,13]	12.51	.10	.89	.99	—	—	—	13.50	7.91	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.50	[10,11]	1.34	[10,11]
Class F-1:
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26		55		.37		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20		42		.37		.37		.73		1.43
10/31/2016	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
10/31/2015	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/2014[7,16]	11.99	.09	.55	.64	—	—	—	12.63	5.34	[9]	1		.47	[10]	.37	[10]	.74	[10]	1.01	[10]
Class F-2:
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56		114		.11		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42		53		.11		.11		.47		1.72
10/31/2016	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
10/31/2015	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/2014[7,16]	11.99	.13	.53	.66	—	—	—	12.65	5.50	[9]	—	[12]	.23	[10]	.13	[10]	.50	[10]	1.48	[10]
Class F-3:
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63		11		.01		.01		.36		1.86
10/31/2017[7,14]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20	[9]	10		.01	[10]	.01	[10]	.37	[10]	1.50	[10]
Class R-1:
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)		25		1.13		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26		24		1.13		1.13		1.49		.77
10/31/2016	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
10/31/2015	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/2014	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
Class R-2:
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)		1,096		1.11		1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30		1,116		1.10		1.10		1.46		.79
10/31/2016	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76
10/31/2015	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95		826		1.14		1.04		1.42		.82
10/31/2014	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11		744		1.17		1.07		1.44		.71
Class R-2E:
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)		300		.81		.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68		203		.80		.80		1.16		.94
10/31/2016	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40		50		.81		.81		1.18		.81
10/31/2015	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44		—	[12]	.83		.73		1.11		.98
10/31/2014[7,17]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.41	[9,11]	.30	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$13.33	$.17	$(.17)	$—	[6]	$(.11)	$(.17)	$(.28)	$13.05	(.04)%		$1,692	.66%		.66%		1.01%		1.24%
10/31/2017	12.05	.15	1.47	1.62		(.11)	(.23)	(.34)	13.33	13.80		1,623	.65		.65		1.01		1.22
10/31/2016	12.28	.14	.27	.41		(.07)	(.57)	(.64)	12.05	3.54		1,237	.71		.69		1.06		1.18
10/31/2015	12.52	.15	.01	.16		(.10)	(.30)	(.40)	12.28	1.31		979	.78		.68		1.06		1.18
10/31/2014	11.65	.13	.95	1.08		(.12)	(.09)	(.21)	12.52	9.45		815	.79		.69		1.06		1.08
Class R-4:
10/31/2018	13.45	.21	(.17)	.04		(.15)	(.17)	(.32)	13.17	.26		1,968	.36		.36		.71		1.55
10/31/2017	12.15	.19	1.49	1.68		(.15)	(.23)	(.38)	13.45	14.19		1,847	.35		.35		.71		1.48
10/31/2016	12.38	.18	.27	.45		(.11)	(.57)	(.68)	12.15	3.85		1,167	.39		.38		.75		1.47
10/31/2015	12.62	.18	.02	.20		(.14)	(.30)	(.44)	12.38	1.62		775	.46		.36		.74		1.48
10/31/2014	11.73	.17	.97	1.14		(.16)	(.09)	(.25)	12.62	9.87		517	.47		.37		.74		1.39
Class R-5E:
10/31/2018	13.46	.21	(.14)	.07		(.18)	(.17)	(.35)	13.18	.46		705	.15		.15		.50		1.57
10/31/2017	12.16	.21	1.49	1.70		(.17)	(.23)	(.40)	13.46	14.41		169	.14		.14		.50		1.65
10/31/2016[7,15]	12.41	.17	.29	.46		(.14)	(.57)	(.71)	12.16	3.99	[9]	83	.16	[10]	.16	[10]	.53	[10]	1.45	[10]
Class R-5:
10/31/2018	13.59	.25	(.18)	.07		(.18)	(.17)	(.35)	13.31	.49		656	.06		.06		.41		1.85
10/31/2017	12.27	.23	1.50	1.73		(.18)	(.23)	(.41)	13.59	14.51		1,054	.06		.06		.42		1.76
10/31/2016	12.49	.21	.28	.49		(.14)	(.57)	(.71)	12.27	4.17		543	.09		.07		.44		1.77
10/31/2015	12.72	.22	.02	.24		(.17)	(.30)	(.47)	12.49	1.95		354	.16		.06		.44		1.75
10/31/2014	11.82	.20	.98	1.18		(.19)	(.09)	(.28)	12.72	10.16		243	.16		.06		.43		1.65
Class R-6:
10/31/2018	13.56	.26	(.18)	.08		(.19)	(.17)	(.36)	13.28	.55		8,004	.01		.01		.36		1.88
10/31/2017	12.24	.23	1.50	1.73		(.18)	(.23)	(.41)	13.56	14.58		4,715	.01		.01		.37		1.82
10/31/2016	12.46	.22	.27	.49		(.14)	(.57)	(.71)	12.24	4.23		2,313	.03		.02		.39		1.87
10/31/2015	12.70	.21	.03	.24		(.18)	(.30)	(.48)	12.46	1.92		1,382	.12		.02		.40		1.65
10/31/2014	11.79	.20	.99	1.19		(.19)	(.09)	(.28)	12.70	10.31		454	.12		.02		.39		1.64

76	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$12.66	$.24	$(.21)	$.03	$(.17)	$(.15)	$(.32)	$12.37	.17%		$1,985		.35%		.35%		.68%		1.89%
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82		1,977		.36		.36		.70		1.74
10/31/2016	11.68	.19	.25	.44	(.13)	(.33)	(.46)	11.66	3.92		1,704		.38		.37		.72		1.66
10/31/2015	11.90	.19	— [6]	.19	(.14)	(.27)	(.41)	11.68	1.64		1,485		.46		.36		.71		1.60
10/31/2014	11.18	.18	.81	.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
Class C:
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)		126		1.10		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94		118		1.11		1.11		1.45		.96
10/31/2016	11.54	.10	.25	.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
10/31/2015	11.84	.09	.01	.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/2014[7,16]	11.29	.05	.50	.55	—	—	—	11.84	4.87	[9]	14		1.21	[10]	1.11	[10]	1.46	[10]	.58	[10]
Class T:
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40	[11]	—	[12]	.14	[11]	.14	[11]	.47	[11]	2.10	[11]
10/31/2017[7,13]	11.89	.11	.67	.78	—	—	—	12.67	6.56	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.48	[10,11]	1.61	[10,11]
Class F-1:
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11		45		.37		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73		37		.37		.37		.71		1.66
10/31/2016	11.65	.19	.25	.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
10/31/2015	11.90	.18	.01	.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/2014[7,16]	11.29	.12	.49	.61	—	—	—	11.90	5.40	[9]	2		.47	[10]	.37	[10]	.72	[10]	1.45	[10]
Class F-2:
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42		93		.11		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04		46		.11		.11		.45		1.93
10/31/2016	11.69	.21	.26	.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
10/31/2015	11.92	.21	.01	.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/2014[7,16]	11.29	.13	.50	.63	—	—	—	11.92	5.58	[9]	1		.23	[10]	.13	[10]	.48	[10]	1.62	[10]
Class F-3:
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49		6		.01		.01		.34		2.19
10/31/2017[7,14]	11.68	.16	.85	1.01	—	—	—	12.69	8.65	[9]	1		.01	[10]	.01	[10]	.35	[10]	1.72	[10]
Class R-1:
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)		17		1.13		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87		18		1.13		1.13		1.47		.99
10/31/2016	11.48	.10	.25	.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
10/31/2015	11.70	.09	.01	.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/2014	11.00	.09	.79	.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
Class R-2:
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)		728		1.11		1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97		784		1.09		1.09		1.43		1.01
10/31/2016	11.46	.10	.25	.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92
10/31/2015	11.69	.11	— [6]	.11	(.07)	(.27)	(.34)	11.46	.89		699		1.14		1.04		1.39		.93
10/31/2014	10.99	.10	.80	.90	(.10)	(.10)	(.20)	11.69	8.24		664		1.16		1.06		1.41		.88
Class R-2E:
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)		173		.81		.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22		122		.80		.80		1.14		1.17
10/31/2016	11.63	.11	.29	.40	(.15)	(.33)	(.48)	11.55	3.57		43		.81		.80		1.15		.96
10/31/2015	11.90	.11	.06	.17	(.17)	(.27)	(.44)	11.63	1.45		1		.85		.75		1.10		.93
10/31/2014[7,17]	11.93	.04	(.07)	(.03)	—	—	—	11.90	(.25)[9,11]		—	[12]	.06	[9,11]	.04	[9,11]	.39	[9,11]	.33	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net Investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$12.53	$.20	$(.21)	$(.01)	$(.13)	$(.15)	$(.28)	$12.24	(.13)%		$1,284	.66%		.66%		.99%		1.58%
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45		1,358	.65		.65		.99		1.44
10/31/2016	11.58	.15	.25	.40	(.10)	(.33)	(.43)	11.55	3.56		1,148	.71		.69		1.04		1.34
10/31/2015	11.80	.15	.01	.16	(.11)	(.27)	(.38)	11.58	1.34		982	.77		.67		1.02		1.29
10/31/2014	11.09	.14	.80	.94	(.13)	(.10)	(.23)	11.80	8.60		831	.79		.69		1.04		1.26
Class R-4:
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19		1,633	.36		.36		.69		1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69		1,703	.35		.35		.69		1.71
10/31/2016	11.67	.19	.25	.44	(.13)	(.33)	(.46)	11.65	3.96		1,173	.39		.38		.73		1.63
10/31/2015	11.89	.19	.01	.20	(.15)	(.27)	(.42)	11.67	1.66		865	.46		.36		.71		1.60
10/31/2014	11.17	.18	.81	.99	(.17)	(.10)	(.27)	11.89	8.96		587	.47		.37		.72		1.58
Class R-5E:
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39		590	.15		.15		.48		1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03		169	.14		.14		.48		1.88
10/31/2016[7,15]	11.67	.18	.29	.47	(.17)	(.33)	(.50)	11.64	4.19	[9]	85	.16	[10]	.16	[10]	.51	[10]	1.64	[10]
Class R-5:
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43		505	.06		.06		.39		2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15		808	.06		.06		.40		1.99
10/31/2016	11.76	.22	.26	.48	(.16)	(.33)	(.49)	11.75	4.29		474	.09		.07		.42		1.92
10/31/2015	11.99	.22	— [6]	.22	(.18)	(.27)	(.45)	11.76	1.83		343	.17		.07		.42		1.85
10/31/2014	11.25	.21	.83	1.04	(.20)	(.10)	(.30)	11.99	9.36		238	.16		.06		.41		1.83
Class R-6:
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57		6,238	.01		.01		.34		2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14		4,408	.01		.01		.35		2.04
10/31/2016	11.74	.23	.25	.48	(.17)	(.33)	(.50)	11.72	4.26		2,360	.03		.02		.37		2.02
10/31/2015	11.96	.21	.02	.23	(.18)	(.27)	(.45)	11.74	1.96		1,522	.12		.02		.37		1.80
10/31/2014	11.23	.21	.82	1.03	(.20)	(.10)	(.30)	11.96	9.33		584	.12		.02		.37		1.77

78	American Funds Target Date Retirement Series

2015 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$11.71	$.25	$(.26)	$(.01)	$(.19)	$(.13)	$(.32)	$11.38	(.19)%	$935		.34%		.34%		.66%		2.16%
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17	1,021		.37		.37		.69		2.01
10/31/2016	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40	978		.38		.37		.70		2.02
10/31/2015	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88	912		.47		.37		.71		2.00
10/31/2014	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32	865		.47		.37		.70		1.72
Class C:
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25	45		1.12		1.12		1.44		1.25
10/31/2016	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59	40		1.14		1.13		1.46		1.26
10/31/2015	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15	28		1.21		1.11		1.45		1.23
10/31/2014[7,16]	10.83	.06	.46	.52	—	—	—	11.35	4.80 [9]	9		1.21	[10]	1.11	[10]	1.44	[10]	.83	[10]
Class T:
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[11]	—	[12]	.15	[11]	.15	[11]	.47	[11]	2.35	[11]
10/31/2017[7,13]	11.10	.12	.51	.63	—	—	—	11.73	5.68 [9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.46	[10,11]	1.90	[10,11]
Class F-1:
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17	14		.37		.37		.69		1.96
10/31/2016	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38	6		.39		.38		.71		1.97
10/31/2015	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90	2		.48		.38		.72		1.97
10/31/2014[7,16]	10.83	.12	.45	.57	—	—	—	11.40	5.26 [9]	1		.47	[10]	.37	[10]	.70	[10]	1.55	[10]
Class F-2:
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45	19		.12		.12		.44		2.21
10/31/2016	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62	12		.12		.11		.44		2.23
10/31/2015	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17	3		.22		.12		.46		2.24
10/31/2014[7,16]	10.83	.13	.46	.59	—	—	—	11.42	5.45 [9]	1		.23	[10]	.13	[10]	.46	[10]	1.72	[10]
Class F-3:
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.01		.33		2.45
10/31/2017[7,14]	10.92	.20	.62	.82	—	—	—	11.74	7.51 [9]	—	[12]	.05	[10]	.04	[10]	.36	[10]	2.32	[10]
Class R-1:
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31	11		1.14		1.14		1.46		1.25
10/31/2016	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50	13		1.18		1.16		1.49		1.23
10/31/2015	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15	12		1.25		1.15		1.49		1.23
10/31/2014	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54	14		1.24		1.14		1.47		.96
Class R-2:
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274		1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40	311		1.09		1.09		1.41		1.29
10/31/2016	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61	322		1.14		1.12		1.45		1.27
10/31/2015	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17	336		1.14		1.04		1.38		1.33
10/31/2014	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65	357		1.16		1.06		1.39		1.04
Class R-2E:
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84		.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62	62		.80		.80		1.12		1.47
10/31/2016	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97	26		.81		.81		1.14		1.49
10/31/2015	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78	—	[12]	.81		.71		1.05		1.61
10/31/2014[7,17]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[9,11]	—	[12]	.06	[9,11]	.04	[9,11]	.37	[9,11]	.37	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2015 Fund

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$11.60	$.21	$(.25)	$(.04)	$(.15)	$(.13)	$(.28)	$11.28	(.41)%	$483	.66%		.66%		.98%		1.83%
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73	546	.65		.65		.97		1.71
10/31/2016	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10	513	.71		.70		1.03		1.69
10/31/2015	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57	481	.78		.68		1.02		1.70
10/31/2014	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06	485	.79		.69		1.02		1.41
Class R-4:
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453	.36		.36		.68		2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10	534	.35		.35		.67		1.99
10/31/2016	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44	425	.39		.38		.71		2.00
10/31/2015	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82	338	.47		.37		.71		2.01
10/31/2014	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43	272	.47		.37		.70		1.72
Class R-5E:
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200	.15		.15		.47		2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37	52	.15		.15		.47		2.15
10/31/2016[7,15]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87 [9]	29	.16	[10]	.16	[10]	.49	[10]	2.01	[10]
Class R-5:
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140	.07		.07		.39		2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51	259	.06		.06		.38		2.28
10/31/2016	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70	181	.09		.07		.40		2.28
10/31/2015	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17	141	.17		.07		.41		2.29
10/31/2014	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76	126	.16		.06		.39		1.98
Class R-6:
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996	.01		.01		.33		2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50	1,448	.01		.01		.33		2.33
10/31/2016	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77	850	.03		.02		.35		2.38
10/31/2015	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22	627	.12		.02		.36		2.22
10/31/2014	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83	273	.12		.02		.35		1.99

80	American Funds Target Date Retirement Series

2010 Fund

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$11.01	$.24	$(.26)	$(.02)	$(.19)	$(.09)	$(.28)	$10.71	(.28)%	$528		.36%		.36%		.68%		2.18%
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32	598		.35		.35		.67		2.08
10/31/2016	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38	573		.39		.38		.71		2.11
10/31/2015	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70	576		.46		.36		.69		2.20
10/31/2014	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82	592		.47		.37		.70		2.02
Class C:
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52	26		1.11		1.11		1.43		1.31
10/31/2016	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66	22		1.14		1.13		1.46		1.34
10/31/2015	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)	14		1.22		1.12		1.45		1.40
10/31/2014[7,16]	10.22	.08	.41	.49	—	—	—	10.71	4.79 [9]	6		1.21	[10]	1.11	[10]	1.44	[10]	1.04	[10]
Class T:
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[11]	—	[12]	.15	[11]	.15	[11]	.47	[11]	2.38	[11]
10/31/2017[7,13]	10.48	.12	.43	.55	—	—	—	11.03	5.25 [9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.46	[10,11]	1.96	[10,11]
Class F-1:
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42	8		.38		.38		.70		2.04
10/31/2016	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30	3		.39		.38		.71		2.04
10/31/2015	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68	1		.48		.38		.71		2.06
10/31/2014[7,16]	10.22	.11	.43	.54	—	—	—	10.76	5.28 [9]	1		.47	[10]	.37	[10]	.70	[10]	1.56	[10]
Class F-2:
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64	8		.12		.12		.44		2.27
10/31/2016	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69	5		.13		.12		.45		2.35
10/31/2015	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89	2		.23		.13		.46		2.52
10/31/2014[7,16]	10.22	.14	.42	.56	—	—	—	10.78	5.48 [9]	1		.23	[10]	.13	[10]	.46	[10]	1.93	[10]
Class F-3:
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
10/31/2017[7,14]	10.31	.16	.57	.73	—	—	—	11.04	7.08 [9]	—	[12]	.02	[10]	.01	[10]	.33	[10]	2.00	[10]
Class R-1:
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47	3		1.14		1.14		1.46		1.35
10/31/2016	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58	5		1.18		1.17		1.50		1.30
10/31/2015	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)	4		1.25		1.15		1.48		1.40
10/31/2014	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91	5		1.25		1.15		1.48		1.23
Class R-2:
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108		1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58	125		1.09		1.09		1.41		1.35
10/31/2016	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66	130		1.14		1.12		1.45		1.38
10/31/2015	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)	135		1.15		1.05		1.38		1.51
10/31/2014	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13	149		1.17		1.07		1.40		1.34
Class R-2E:
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45		.81		.81		1.13		1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88	41		.80		.80		1.12		1.52
10/31/2016	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92	16		.81		.81		1.14		1.52
10/31/2015	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58	—	[12]	.78		.68		1.01		1.81
10/31/2014[7,17]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[9,11]	—	[12]	.06	[9,11]	.04	[9,11]	.37	[9,11]	.42	[9,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2010 Fund

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2018	$10.93	$.20	$(.26)	$(.06)	$(.15)	$(.09)	$(.24)	$10.63	(.61)%	$285	.67%		.67%		.99%		1.85%
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11	291	.66		.66		.98		1.76
10/31/2016	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99	262	.72		.70		1.03		1.79
10/31/2015	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38	223	.79		.69		1.02		1.86
10/31/2014	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44	205	.79		.69		1.02		1.70
Class R-4:
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310	.37		.37		.69		2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36	353	.36		.36		.68		2.06
10/31/2016	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34	303	.40		.38		.71		2.09
10/31/2015	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63	236	.47		.37		.70		2.19
10/31/2014	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84	170	.47		.37		.70		2.02
Class R-5E:
10/31/2018	10.99	.24	(.24)	— [6]	(.21)	(.09)	(.30)	10.69	(.08)	104	.16		.16		.48		2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62	46	.15		.15		.47		2.24
10/31/2016[7,15]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97 [9]	33	.17	[10]	.17	[10]	.50	[10]	2.12	[10]
Class R-5:
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108	.07		.07		.39		2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70	206	.06		.06		.38		2.31
10/31/2016	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67	119	.09		.08		.41		2.38
10/31/2015	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01	88	.18		.08		.41		2.45
10/31/2014	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11	71	.17		.07		.40		2.22
Class R-6:
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380	.01		.01		.33		2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77	1,012	.02		.02		.34		2.37
10/31/2016	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75	571	.04		.02		.35		2.51
10/31/2015	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95	490	.13		.03		.36		2.33
10/31/2014	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18	163	.12		.02		.35		2.22

82	American Funds Target Date Retirement Series

	Period ended October 31
Portfolio turnover rate for all share classes	2018		2017		2016	2015	2014
2060 Fund	3%		4%		12%	20%[7,8,9]
2055 Fund	—	[18]	1		3	6	2%
2050 Fund	—	[18]	—	[18]	2	6	1
2045 Fund	—	[18]	—	[18]	3	5	1
2040 Fund	—	[18]	—	[18]	2	5	1
2035 Fund	—	[18]	—	[18]	3	5	1
2030 Fund	—	[18]	—	[18]	3	6	2
2025 Fund	—	[18]	—	[18]	5	9	3
2020 Fund	2		1		5	8	4
2015 Fund	7		4		8	15	6
2010 Fund	8		5		14	19	17

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[9]	Not annualized.
[10]	Annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class T shares began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Class C, F-1 and F-2 shares were offered beginning February 21, 2014.
[17]	Class R-2E shares began investment operations on August 29, 2014.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

American Funds Target Date Retirement Series	83

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Target Date Retirement Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Series is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2018, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

84	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2018, through October 31, 2018).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	85

2060 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$971.98	$1.64	.33%	$3.63	.73%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.72	.73
Class C – actual return	1,000.00	967.64	5.51	1.11	7.49	1.51
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class T – actual return	1,000.00	972.02	.75	.15	2.73	.55
Class T – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class F-1 – actual return	1,000.00	971.22	1.84	.37	3.83	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	972.89	.55	.11	2.54	.51
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.60	.51
Class F-3 – actual return	1,000.00	972.82	.10	.02	2.09	.42
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42
Class R-1 – actual return	1,000.00	967.77	5.36	1.08	7.34	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.53	1.48
Class R-2 – actual return	1,000.00	967.64	5.51	1.11	7.49	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class R-2E – actual return	1,000.00	969.40	4.02	.81	6.01	1.21
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.16	1.21
Class R-3 – actual return	1,000.00	970.26	3.33	.67	5.31	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.45	1.07
Class R-4 – actual return	1,000.00	971.18	1.89	.38	3.88	.78
Class R-4 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.97	.78
Class R-5E – actual return	1,000.00	972.80	.80	.16	2.78	.56
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.85	.56
Class R-5 – actual return	1,000.00	972.91	.35	.07	2.34	.47
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47
Class R-6 – actual return	1,000.00	972.93	.10	.02	2.09	.42
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42

86	American Funds Target Date Retirement Series

2055 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$971.56	$1.74	.35%	$3.73	.75%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.82	.75
Class C – actual return	1,000.00	967.91	5.46	1.10	7.44	1.50
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class T – actual return	1,000.00	972.11	.70	.14	2.68	.54
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.75	.54
Class F-1 – actual return	1,000.00	971.43	1.84	.37	3.83	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	972.64	.50	.10	2.49	.50
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.55	.50
Class F-3 – actual return	1,000.00	973.18	.05	.01	2.04	.41
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41
Class R-1 – actual return	1,000.00	967.80	5.60	1.13	7.59	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.78	1.53
Class R-2 – actual return	1,000.00	967.78	5.46	1.10	7.44	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2E – actual return	1,000.00	969.06	3.97	.80	5.96	1.20
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.11	1.20
Class R-3 – actual return	1,000.00	970.20	3.28	.66	5.26	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.40	1.06
Class R-4 – actual return	1,000.00	971.50	1.84	.37	3.83	.77
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5E – actual return	1,000.00	972.54	.75	.15	2.73	.55
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class R-5 – actual return	1,000.00	972.82	.30	.06	2.29	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	973.36	.05	.01	2.04	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

2050 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$971.82	$1.69	.34%	$3.68	.74%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class C – actual return	1,000.00	967.93	5.46	1.10	7.44	1.50
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class T – actual return	1,000.00	972.48	.65	.13	2.64	.53
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.70	.53
Class F-1 – actual return	1,000.00	971.66	1.84	.37	3.83	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	972.46	.50	.10	2.49	.50
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.55	.50
Class F-3 – actual return	1,000.00	973.17	.05	.01	2.04	.41
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41
Class R-1 – actual return	1,000.00	967.23	5.60	1.13	7.59	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.78	1.53
Class R-2 – actual return	1,000.00	967.90	5.46	1.10	7.44	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class R-2E – actual return	1,000.00	969.41	3.97	.80	5.96	1.20
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.11	1.20
Class R-3 – actual return	1,000.00	970.18	3.28	.66	5.26	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.40	1.06
Class R-4 – actual return	1,000.00	971.09	1.79	.36	3.78	.76
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5E – actual return	1,000.00	973.04	.75	.15	2.74	.55
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.80	.55
Class R-5 – actual return	1,000.00	973.33	.30	.06	2.29	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	973.26	.05	.01	2.04	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

88	American Funds Target Date Retirement Series

2045 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$971.12	$1.69	.34%	$3.63	.73%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.72	.73
Class C – actual return	1,000.00	967.31	5.45	1.10	7.39	1.49
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class T – actual return	1,000.00	972.40	.65	.13	2.59	.52
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.65	.52
Class F-1 – actual return	1,000.00	971.60	1.79	.36	3.73	.75
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class F-2 – actual return	1,000.00	972.42	.50	.10	2.44	.49
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.50	.49
Class F-3 – actual return	1,000.00	973.06	.05	.01	1.99	.40
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40
Class R-1 – actual return	1,000.00	967.91	5.61	1.13	7.54	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.73	1.52
Class R-2 – actual return	1,000.00	967.78	5.46	1.10	7.39	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class R-2E – actual return	1,000.00	968.74	3.97	.80	5.91	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.06	1.19
Class R-3 – actual return	1,000.00	970.11	3.28	.66	5.21	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.35	1.05
Class R-4 – actual return	1,000.00	971.04	1.79	.36	3.73	.75
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5E – actual return	1,000.00	972.32	.75	.15	2.68	.54
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.75	.54
Class R-5 – actual return	1,000.00	972.63	.30	.06	2.24	.45
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.29	.45
Class R-6 – actual return	1,000.00	973.17	.05	.01	1.99	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

2040 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$971.96	$1.69	.34%	$3.63	.73%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.72	.73
Class C – actual return	1,000.00	968.15	5.46	1.10	7.39	1.49
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class T – actual return	1,000.00	973.26	.65	.13	2.59	.52
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.65	.52
Class F-1 – actual return	1,000.00	971.81	1.79	.36	3.73	.75
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class F-2 – actual return	1,000.00	973.24	.50	.10	2.44	.49
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.50	.49
Class F-3 – actual return	1,000.00	973.30	.05	.01	1.99	.40
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40
Class R-1 – actual return	1,000.00	968.10	5.61	1.13	7.54	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.73	1.52
Class R-2 – actual return	1,000.00	968.00	5.46	1.10	7.39	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class R-2E – actual return	1,000.00	969.55	3.97	.80	5.91	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.06	1.19
Class R-3 – actual return	1,000.00	969.69	3.23	.65	5.16	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.30	1.04
Class R-4 – actual return	1,000.00	971.22	1.79	.36	3.73	.75
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5E – actual return	1,000.00	973.17	.75	.15	2.69	.54
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.75	.54
Class R-5 – actual return	1,000.00	972.82	.30	.06	2.24	.45
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.29	.45
Class R-6 – actual return	1,000.00	973.38	.05	.01	1.99	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

90	American Funds Target Date Retirement Series

2035 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$973.89	$1.69	.34%	$3.58	.72%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.67	.72
Class C – actual return	1,000.00	970.74	5.41	1.09	7.30	1.47
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.48	1.47
Class T – actual return	1,000.00	974.59	.65	.13	2.54	.51
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.60	.51
Class F-1 – actual return	1,000.00	973.77	1.84	.37	3.73	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class F-2 – actual return	1,000.00	975.23	.50	.10	2.39	.48
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.45	.48
Class F-3 – actual return	1,000.00	975.27	.05	.01	1.94	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class R-1 – actual return	1,000.00	969.90	5.61	1.13	7.50	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.68	1.51
Class R-2 – actual return	1,000.00	970.61	5.46	1.10	7.35	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2E – actual return	1,000.00	972.13	3.98	.80	5.87	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.01	1.18
Class R-3 – actual return	1,000.00	972.27	3.23	.65	5.12	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.24	1.03
Class R-4 – actual return	1,000.00	973.82	1.79	.36	3.68	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5E – actual return	1,000.00	975.17	.75	.15	2.64	.53
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.70	.53
Class R-5 – actual return	1,000.00	975.41	.30	.06	2.19	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	975.34	.05	.01	1.94	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

2030 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.24	$1.75	.35%	$3.59	.72%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.67	.72
Class C – actual return	1,000.00	975.37	5.48	1.10	7.32	1.47
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class T – actual return	1,000.00	980.62	.65	.13	2.50	.50
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.55	.50
Class F-1 – actual return	1,000.00	979.79	1.85	.37	3.69	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.77	.74
Class F-2 – actual return	1,000.00	981.30	.50	.10	2.35	.47
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.40	.47
Class F-3 – actual return	1,000.00	981.32	.05	.01	1.90	.38
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38
Class R-1 – actual return	1,000.00	976.13	5.63	1.13	7.47	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.63	1.50
Class R-2 – actual return	1,000.00	975.28	5.48	1.10	7.32	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.48	1.47
Class R-2E – actual return	1,000.00	976.84	3.99	.80	5.83	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.96	1.17
Class R-3 – actual return	1,000.00	977.64	3.24	.65	5.08	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.19	1.02
Class R-4 – actual return	1,000.00	979.19	1.80	.36	3.64	.73
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.72	.73
Class R-5E – actual return	1,000.00	980.57	.75	.15	2.60	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.65	.52
Class R-5 – actual return	1,000.00	980.76	.25	.05	2.10	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.14	.42
Class R-6 – actual return	1,000.00	981.39	.05	.01	1.90	.38
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.94	.38

92	American Funds Target Date Retirement Series

2025 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$983.61	$1.70	.34%	$3.45	.69%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.52	.69
Class C – actual return	1,000.00	980.29	5.49	1.10	7.24	1.45
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.37	1.45
Class T – actual return	1,000.00	985.10	.70	.14	2.45	.49
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.50	.49
Class F-1 – actual return	1,000.00	983.51	1.85	.37	3.60	.72
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.67	.72
Class F-2 – actual return	1,000.00	985.08	.50	.10	2.25	.45
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.29	.45
Class F-3 – actual return	1,000.00	985.85	.05	.01	1.80	.36
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36
Class R-1 – actual return	1,000.00	979.56	5.64	1.13	7.38	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.53	1.48
Class R-2 – actual return	1,000.00	979.47	5.49	1.10	7.23	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.37	1.45
Class R-2E – actual return	1,000.00	981.85	4.00	.80	5.74	1.15
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.85	1.15
Class R-3 – actual return	1,000.00	981.95	3.25	.65	5.00	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.09	1.00
Class R-4 – actual return	1,000.00	983.58	1.80	.36	3.55	.71
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class R-5E – actual return	1,000.00	985.05	.75	.15	2.50	.50
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.55	.50
Class R-5 – actual return	1,000.00	984.46	.25	.05	2.00	.40
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.04	.40
Class R-6 – actual return	1,000.00	985.16	.05	.01	1.80	.36
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36

See end of tables for footnotes.

American Funds Target Date Retirement Series	93

2020 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$990.39	$1.66	.33%	$3.31	.66%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.36	.66
Class C – actual return	1,000.00	986.98	5.51	1.10	7.16	1.43
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.27	1.43
Class T – actual return	1,000.00	991.19	.70	.14	2.36	.47
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.40	.47
Class F-1 – actual return	1,000.00	989.53	1.86	.37	3.51	.70
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.57	.70
Class F-2 – actual return	1,000.00	991.18	.50	.10	2.16	.43
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.19	.43
Class F-3 – actual return	1,000.00	992.00	.05	.01	1.71	.34
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34
Class R-1 – actual return	1,000.00	986.20	5.66	1.13	7.31	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.43	1.46
Class R-2 – actual return	1,000.00	986.97	5.46	1.09	7.11	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.22	1.42
Class R-2E – actual return	1,000.00	987.82	4.01	.80	5.66	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.75	1.13
Class R-3 – actual return	1,000.00	988.69	3.26	.65	4.91	.98
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.99	.98
Class R-4 – actual return	1,000.00	990.37	1.81	.36	3.46	.69
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class R-5E – actual return	1,000.00	991.16	.75	.15	2.41	.48
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.45	.48
Class R-5 – actual return	1,000.00	992.04	.25	.05	1.91	.38
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.94	.38
Class R-6 – actual return	1,000.00	992.03	.05	.01	1.71	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

94	American Funds Target Date Retirement Series

2015 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$991.29	$1.71	.34%	$3.31	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class C – actual return	1,000.00	988.50	5.51	1.10	7.12	1.42
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.22	1.42
Class T – actual return	1,000.00	993.03	.75	.15	2.36	.47
Class T – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class F-1 – actual return	1,000.00	992.11	1.86	.37	3.46	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class F-2 – actual return	1,000.00	993.03	.50	.10	2.11	.42
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.14	.42
Class F-3 – actual return	1,000.00	993.91	.05	.01	1.66	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class R-1 – actual return	1,000.00	987.60	5.66	1.13	7.26	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.37	1.45
Class R-2 – actual return	1,000.00	988.49	5.46	1.09	7.07	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.17	1.41
Class R-2E – actual return	1,000.00	989.39	4.01	.80	5.62	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.70	1.12
Class R-3 – actual return	1,000.00	991.21	3.31	.66	4.92	.98
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.99	.98
Class R-4 – actual return	1,000.00	991.27	1.86	.37	3.46	.69
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class R-5E – actual return	1,000.00	993.00	.75	.15	2.36	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	993.07	.30	.06	1.91	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	993.92	.05	.01	1.66	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

See end of tables for footnotes.

American Funds Target Date Retirement Series	95

2010 Fund

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$992.58	$1.71	.34%	$3.31	.66%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.36	.66
Class C – actual return	1,000.00	989.66	5.47	1.09	7.07	1.41
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.17	1.41
Class T – actual return	1,000.00	993.51	.75	.15	2.36	.47
Class T – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class F-1 – actual return	1,000.00	992.55	1.86	.37	3.47	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class F-2 – actual return	1,000.00	993.50	.50	.10	2.11	.42
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.14	.42
Class F-3 – actual return	1,000.00	994.45	.05	.01	1.66	.33
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33
Class R-1 – actual return	1,000.00	988.83	5.66	1.13	7.27	1.45
Class R-1 – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.37	1.45
Class R-2 – actual return	1,000.00	988.74	5.46	1.09	7.07	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.17	1.41
Class R-2E – actual return	1,000.00	990.60	4.01	.80	5.62	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.70	1.12
Class R-3 – actual return	1,000.00	991.61	3.31	.66	4.92	.98
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.99	.98
Class R-4 – actual return	1,000.00	992.58	1.86	.37	3.47	.69
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class R-5E – actual return	1,000.00	994.42	.75	.15	2.36	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.40	.47
Class R-5 – actual return	1,000.00	994.47	.30	.06	1.91	.38
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.94	.38
Class R-6 – actual return	1,000.00	994.45	.05	.01	1.66	.33
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.68	.33

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

96	American Funds Target Date Retirement Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2018:

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Long-term capital gains	$5,049,000	$38,418,000	$88,880,000	$107,105,000	$155,955,000
Foreign taxes (per share)	$0.004	$0.007	$0.005	$0.006	$0.005
Foreign source income (per share)	$0.04	$0.07	$0.06	$0.06	$0.06
Qualified dividend income	100%	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$770,000	$3,551,000	$7,415,000	$9,822,000	$15,740,000

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund
Long-term capital gains	$167,834,000	$212,570,000	$177,557,000	$137,763,000	$47,855,000
Foreign taxes (per share)	$0.005	$0.004	$0.004	$0.002	$0.002
Foreign source income (per share)	$0.05	$0.06	$0.05	$0.04	$0.03
Qualified dividend income	100%	100%	100%	$149,482,000	$59,544,000
Corporate dividends received deduction	$114,579,000	$144,446,000	$126,070,000	$106,564,000	$41,544,000
U.S. government income that may be exempt from state taxation	$24,441,000	$46,759,000	$57,535,000	$56,642,000	$22,142,000

					2010 Fund
Long-term capital gains					$21,802,000
Foreign taxes (per share)					$0.001
Foreign source income (per share)					$0.02
Qualified dividend income					$37,394,000
Corporate dividends received deduction					$25,749,000
U.S. government income that may be exempt from state taxation					$14,279,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

American Funds Target Date Retirement Series	97

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	78	None
Leonard R. Fuller, 1946	2007	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2010	Private investor	81	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2010	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None
Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	68	None

Leonard R. Fuller, a founding trustee of the series, and Frank M. Sanchez, a trustee of the series since 2010, will retire from the board on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the series and its shareholders.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Senior Vice President	2007	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	22	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071,Attention: Secretary.

98	American Funds Target Date Retirement Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Bradley J. Vogt, 1965 President	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Walter L. Burkley, 1966 Executive Vice President	2018	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2007	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company;
Director, Capital Research and Management Company;
Partner — Capital World Investors, Capital Bank and Trust Company[6]
		Director, The Capital Group Companies, Inc.[6]
James B. Lovelace, 1956 Senior Vice President	2007	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
Richard M. Lang, 1969 Vice President	2015	Senior Vice President, American Funds Distributors, Inc.[6]
Maria Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	99

Board of trustees and other officers (continued)

Results of special meeting of shareholders

held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)
7,368,442,500

Total shares voting on November 28, 2018
3,157,537,843 (42.9% of shares outstanding)

The Proposal: To elect board members:

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	3,075,159,285	97.4%	82,378,557	2.6%
James G. Ellis	3,080,098,766	97.5	77,439,077	2.5
Nariman Farvardin	3,083,388,999	97.7	74,148,844	2.3
Michael C. Gitlin	3,083,598,222	97.7	73,939,621	2.3
Mary Davis Holt	3,083,337,384	97.7	74,200,458	2.3
R. Clark Hooper	3,079,370,827	97.5	78,167,016	2.5
Merit E. Janow	3,085,315,110	97.7	72,222,732	2.3
Laurel B. Mitchell	3,087,957,792	97.8	69,580,050	2.2
Margaret Spellings	3,082,854,202	97.6	74,683,641	2.4
Alexandra Trower	3,088,150,873	97.8	69,386,969	2.2
Bradley J. Vogt	3,083,629,999	97.7	73,907,844	2.3

100	American Funds Target Date Retirement Series

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:

2017	$84,000
2018	None

b) Audit-Related Fees:
2017	$16,000
2018	$23,000

c) Tax Fees:
2017	$40,000
2018	$42,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	$1,194,000
2018	$1,325,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	None
2018	$80,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,438,000 for fiscal year 2017 and $1,471,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Target Date Retirement Series’ investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Target Date Retirement Series’ internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2018